UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)

ANNUAL REPORT

October 31, 2021

Pacer American Energy Independence ETF *Ticker: USAI*
Pacer Salt High truBeta™ US Market ETF *Ticker: SLT*
Pacer Salt Low truBeta™ US Market ETF *Ticker: LSLT*
Pacer Swan SOS Conservative (December) ETF *Ticker: PSCX*
Pacer Swan SOS Moderate (December) ETF *Ticker: PSMD*
Pacer Swan SOS Flex (December) ETF *Ticker: PSFD*
Pacer Swan SOS Fund of Funds ETF *Ticker: PSFF*
Pacer Swan SOS Conservative (April) ETF *Ticker: PSCW*
Pacer Swan SOS Moderate (April) ETF *Ticker: PSMR*
Pacer Swan SOS Flex (April) ETF *Ticker: PSFM*
Pacer Swan SOS Conservative (July) ETF *Ticker: PSCJ*
Pacer Swan SOS Moderate (July) ETF *Ticker: PSMJ*
Pacer Swan SOS Flex (July) ETF *Ticker: PSFJ*
Pacer Swan SOS Conservative (October) ETF *Ticker: PSCQ*
Pacer Swan SOS Moderate (October) ETF *Ticker: PSMO*
Pacer Swan SOS Flex (October) ETF *Ticker: PSFO*

PACER ETFs
877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

Dear Shareholder,

As I look back on the last year, I am filled with an overwhelming sense of gratitude and pride for our accomplishments as a company. The stresses of the pandemic combined with an unpredictable market made for an interesting few quarters. However, I feel that this last year has been about perseverance and growth. Our Pacer team was able to almost double our assets under management despite rocky market conditions and the ongoing pandemic, growing from $5.7 billion in AUM at the end of 2020 to nearing $10 billion at the end of 2021.

With the addition of fourteen new funds this past year, we were nothing short of busy. The year began in the midst of our partnership with Swan Global Management as we worked together to launch thirteen buffer strategy ETFs which would launch quarterly in groups of three throughout 2021. Our partnership with Metaurus Advisors came to culmination in the summer as we launched two dividend-focused ETFs – the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (QDPL) and the Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF (TRPL). This series of passive ETFs are designed to provide exposure to approximately 400% or 300%, respectively, of the ordinary dividend yield of the S&P 500 Index. And finally, as we crossed our $9 billion in assets under management, we acquired the Pacer Pacific Asset Floating Rate High Income ETF (FLRT). Each of these funds were launched with investors and financial advisors in mind. Since our inception, we have dedicated ourselves to creating innovative products and unique investment strategies to help investors and financial advisors reach their goals.

We thank our investors, financial advisors, and partners for continuing to entrust your assets with us. As we move into the new year, we look forward to growing with you.

Joe M. Thomson Chairman, Pacer Funds Trust

Market Environment Overview

2021 was a year of stellar earnings growth, record consumer spending, constrained supply chains, accommodative monetary policy, increased inflation, and rapid vaccination rates. Most major indices saw new all-time highs with the S&P 500 alone up 42.91% from 10/30/20 to 10/29/21.

As economies reopened the demand for oil skyrocketed, sending energy prices with it. Subsequently, the energy sector saw the greatest returns, outperforming the second best, financials, by 28.35%. Financial Services benefited as interest rates increased, with the ten-year yield going from 0.87% in late October 2020 to 1.74% in March of 2021. However, during the Summer the ten-year yield began to lose its steam and fell back down to 1.18%. During this time investors rotated into treasuries as the covid-delta variant began making headlines.

Government stimulus and a tight labor market put upward pressure on U.S. household assets. The combination of strong household balance sheets and pent-up consumer demand led to personal expenditures increasing 11.99% from October 2020 to October 2021. This number represented the 96th percentile of all values seen since 1959.

Global supply chains, impacted by severe bottlenecks, continued to face shortages even after economies began reopening. Many believe the lingering effects of Covid-19 mitigation strategies have dramatically reduced production while demand for these goods is returning to pre-pandemic levels. A mass shortage of both truck drivers and warehouse workers is now being referred to as the “Great Resignation” by economist and has also put pressure on supply chains.

The staggering levels of quantitative easing seen in 2020 continued into 2021, as the Fed expanded their balance sheet from approximately $7.1 trillion to $8.6 trillion. Purchasing $120 billion of treasury and mortgage-backed securities every month. This helped push year-over-year inflation to 6.2%, the greatest level in over thirty years.

Between early November of 2020 and late May of 2021, approximately 295 million vaccine doses were administered in the United States. By October 2021, that number had grown to 422 million and accounted for half of all the vaccines administered worldwide. Three companies, Pfizer, Moderna, and Johnson & Johnson are to thank for the rapid deployment. Their work was instrumental to the reopening of economies and return to normal that we began to see in 2021.

Pacer American Energy Independence ETF

The Pacer American Energy Independence ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the American Energy Independence Index (the “Index”).

The Index is based on a proprietary methodology developed by SL Advisors, LLC, the Fund’s Index Provider (the “Index Provider”) and the investment adviser to the Predecessor Fund (as defined below), which is not affiliated with the Fund, its distributor, or Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).

Pacer Funds

The Index uses a proprietary, rules-based methodology to measure the performance of a portfolio of U.S. and Canadian exchange-listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. The companies in the Index are expected to benefit from regulatory policies favoring and industry trends toward American energy independence (i.e., a reduced or eliminated need for the United States to import fuels, such as coal, crude oil, or natural gas). Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products, as well as the transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as operating liquid natural gas facilities. The following activity segments are not qualifying activities: refining, shipping, exploration, production, retail distribution, or oil services. The Index may include small-, mid-, and large-capitalization companies.

The Index includes securities across the following categories of midstream companies. Such categories and the “weight” (defined as the percentage of the total Index) assigned to each category at the time of each rebalance of the Index are as follows:

U.S. & Canadian Midstream Companies (80%) U.S.- or Canadian-listed companies that (i) have their principal place of business in the United States or Canada, (ii) elect to be treated as a corporation for U.S. or Canadian federal income tax purposes, and (iii) generate a majority of their cash flow or revenue from midstream energy infrastructure related activities. U.S. Midstream MLPs* (20%) U.S.-listed Midstream MLPs that (i) have their principal place of business in the United States, (ii) elect to be treated as a partnership for U.S. federal income tax purposes, (iii) do not pay incentive distribution rights (“IDRs”), and (iv) are not affiliates of MLP GPs that are owned in the Index.

*

If an MLP that would be included in the Index has a tracking stock that is a corporation or elects to be taxed as a corporation, then such tracking stock will be included in the Index in place of the MLP and will use the MLP’s adjusted market capitalization for calculating its weight.

MLPs are publicly traded partnerships that receive at least 90% of their income from certain qualifying sources, such as natural resource-based midstream energy infrastructure activities. The equity interests, or units, of an MLP trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. An MLP typically consists of a general partner and limited partners. The operations and management of the MLP are controlled by the general partner, and the general partner typically has an ownership stake in the MLP and may have certain preferential rights to income from the MLP, such as IDRs. IDRs provide their owner with a larger share of the aggregate cash distributions made by a company once such distributions increase to certain specified levels and are designed to provide the holder of the IDRs with a strong incentive to increase the MLP’s aggregate cash distributions.

At the time of each quarterly rebalance of the Index, each company meeting the Index’s criteria for the above categories is included in the Index, provided that the company has a minimum market capitalization of $500 million.

The Index is rebalanced quarterly, effective on the last trading day of each calendar quarter. Within each of the above categories, Index constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each rebalance. Each individual Index constituent is limited to a weight of 7.25%, and any excess weight is 2 redistributed equally among the other companies in the same category first and then to the remaining companies as needed.

Additionally, the aggregate weight of companies with individual weights greater than 5% (“5% Companies”) may not exceed 45% as of the time of each rebalance. If the aggregate weight of the 5% Companies would exceed 45%, the excess weight will be redistributed proportionally to companies with a weight of less than 4.25%. If at the time of a rebalance a company’s weight would be between 4.25% and 5%, the company’s weight will be reduced to 4.25% and the excess redistributed to companies in the same category with a weight of less than 4.25%.

The Fund had a NAV total return of 80.71%. The Index had a total return of 83.80%. The S&P 500 had a total return of 42.91%.

The Funds top three contributors to its return were Tanga Resources Corp at 244.27%, EnLink Midstream LLC at 211.01%, and Cheniere Energy, Inc. at 178.74%. The Funds bottom three contributors to return were New Fortress Energy Inc. Class A at -16.12%, Altus Midstream Co. Class A at 43.44%, and TC Energy Corporation at 43.59%. Performance numbers reflect their total return during the period.

Pacer Salt High truBeta US Market ETF

The Pacer Salt High truBeta US Market ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Salt High truBeta US Market Index (the “Index”).

The Index uses an objective, rules-based methodology to measure the performance of an equal-weighted portfolio of approximately 100 large- and mid-capitalization U.S.-listed stocks with the highest forecasted systematic risk relative to the market (known as “beta”). Construction of the Index begins with the constituents of the Solactive US Large & Mid Cap Index (the “Equity Universe”), generally the 1,000 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). Companies in the Equity Universe are then screened to keep only the

Pacer Funds

500 stocks with the highest average daily traded value over the past 30 days. Those 500 stocks are then analyzed using a proprietary algorithm developed by the Index Provider to calculate each stock’s truBeta forecast, i.e., its projected beta for the subsequent quarter, and to eliminate stocks whose performance is weakly correlated with the broader U.S. equity market (the remaining securities are referred to as the “Index Universe”).

A stock’s truBeta forecast is calculated using a machine learning process (i.e., a quantitative model that is automatically adjusted based on past results to improve accuracy) that compares the stock’s historical long-, medium-, and short-term risk and returns to those of the broader U.S. equity market (using the SPDR S&P 500 ETF (SPY) as a market proxy). A stock with a truBeta of 1.00 would be expected to demonstrate a risk and return profile identical to that of the broader U.S. equity market. A stock with a truBeta of more than 1.00 would be expected to be more volatile than the broader U.S. equity market and consequently, exhibit outsized reactions to market events (i.e., outperform the market in a rising market and underperform the market in a declining market). As of October 31, 2020, the Index had an average truBeta of approximately 1.14. Consequently, the Index is expected to be more volatile than the broader U.S. equity market.

At the time of each rebalance of the Index, the Index is constructed of the 100 stocks in the Index Universe with the highest truBeta, equally weighted and subject to a maximum 30% of the number of constituents in the Index being from a single sector. If more than 30% of the constituents would be from a single sector, the stock with the lowest truBeta score in such sector will be removed from the Index and replaced with the stock with the next highest truBeta forecast not already included in the Index. This process is repeated until each sector complies with the sector concentration constraint.

The Index is rebalanced quarterly on the third Friday of March, June, September, and December (each, an “Effective Date”) based on truBeta forecasts utilizing data as of five business days prior to the Effective Date of the applicable rebalance month. Each rebalance of the Index utilizes constituent prices at the close of trading five business days prior to the Effective Date for weighting purposes.

The Fund had a NAV total return of 52.53%. The Index had a total return of 53.94%. The S&P 500 Index had a total return of 42.91%.

During the fiscal year, the top three sectors for contribution to performance were Energy at 164.68%, Materials at 108.93%, and Financials at 89.57%. The three sectors with the lowest contribution to performance were Health Care at -11.19%, Industrials at 6.47%, and Real Estate at 7.65%. Sector performance numbers reflect their total return during the period.

Pacer Salt Low truBeta Market ETF

The Pacer Salt Low truBeta US Market ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Salt Low truBeta US Market Index (the “Index”).

The Index uses an objective, rules-based methodology to measure the performance of an equal-weighted portfolio of approximately 100 large and mid-capitalization U.S.-listed stocks with the lowest levels of variability in their historical beta calculations (“Beta Variability”) and forecasted beta of less than 1.00. “Beta” is a calculation of an investment’s systematic risk relative to the market.

Construction of the Index begins with the constituents of the Solactive US Large & Mid Cap Index (the “Equity Universe”), generally the 1,000 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). Companies in the Equity Universe are then screened to keep only the 500 stocks with the highest average daily traded value over the past 30 days. The remaining stocks (the “Index Universe”) are analyzed using a proprietary algorithm developed by the Index Provider to calculate each stock’s truBeta forecast, i.e., its projected beta for the subsequent quarter.

A stock’s truBeta forecast is calculated based on a stock’s historical long-, medium-, and short-term performance, combined with machine learning (i.e., a quantitative modeling process that is automatically adjusted based on past results in an attempt to improve accuracy), to evaluate and compare its risk and return to those of the broader U.S. equity market. A stock with a truBeta of 1.00 would be expected to demonstrate a risk and return profile equivalent with the broader U.S. equity market (i.e., the stock’s price will move proportionately with levels of the broader market). A stock with a truBeta of less than 1.00 would be expected to be less volatile than the broader U.S. equity market and consequently, outperform the market in a declining market and underperform the market in a rising market.

The Index Universe is then further screened to keep only stocks with a truBeta score of less than 1.00. A Beta Variability score is calculated for the remaining stocks (the “Eligible Components”) based on the absolute difference between the short-term and medium-term data points used to generate the truBeta estimate. A lower score indicates less variability in beta over time.

The Index is initially constructed of the 100 Eligible Components with the lowest Beta Variability score, equally weighted, and subject to a maximum 30% of the number of constituents in the Index being from a single sector. If more than 30% of the constituents would be from a single sector, the Eligible Component with the next lowest Beta Variability score not from the sector is selected instead of the Eligible Component that would have caused the Index to exceed the 30% limit.

Pacer Funds

The Index is rebalanced quarterly on the third Friday of March, June, September, and December (each, an “Effective Date”) based on truBeta forecasts and Beta Variability scores utilizing data as of five business days prior to the Effective Date of the applicable rebalance month (each, a “Selection Date”). Each rebalance of the Index utilizes constituent prices at the close of trading on the Selection Date for weighting purposes.

To minimize turnover at each quarterly rebalance, stocks remain in the Index unless their truBeta score on the Selection Date is 1.00 or higher, regardless of their Beta Variability score. Additions to the Index at each rebalance are selected using the same process as the initial selection, ranking the Eligible Components not already in the Index by their Beta Variability score and selecting Eligible Components starting with the lowest Beta Variability score to arrive at a total of 100 components.

The Fund had a NAV total return of 23.01%. The Index had a total return of 23.79%. The S&P 500 Index had a total return of 42.91%.

During the fiscal year, the top three sectors for contribution to performance were Real Estate at 45.99%, Financials at 42.05%, and Industrials at 41.06%. The three sectors with the lowest contribution to performance were Utilities at 7.33%, Communication Services at 13.96%, and Consumer Staples at 14.89%. Sector performance numbers reflect their total return during the period.

Pacer Swan SOS Conservative (December) ETF

The Pacer Swan SOS Conservative (December) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.92% (before fees and expenses of the Fund) and 9.17% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from December 22, 2020 to December 17, 2021.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: December 22, 2020
Investment Period End: December 17, 2021
Buffer: 5% to 30%
Cap (after Fund fees and expenses): 9.92%
Cap (after Fund fees and expenses): 9.17%

Year-To-Date, the Fund had a NAV total return of 7.94%. The S&P 500 Index had a price return of 26.40%.

Pacer Swan SOS Moderate (December) ETF

The Pacer Swan SOS Moderate (December) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.25% (before fees and expenses of the Fund) and 11.50% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from December 22, 2020 to December 17, 2021.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: December 22, 2020
Investment Period End: December 17, 2021
Buffer: 15%
Cap (before Fund fees and expenses): 12.25%
Cap (after Fund fees and expenses): 11.50%

Year-To-Date, the Fund had a NAV total return of 10.20%. The S&P 500 Index had a price return of 26.40%.

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Pacer Swan SOS Flex (December) ETF

The Pacer Swan SOS Flex (December) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 18.52% (before fees and expenses of the Fund) and 17.17% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from December 22, 2020 to December 17, 2021.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: December 22, 2020
Investment Period End: December 17, 2021
Full Buffer: 20%
Fading Buffer: 20% to 40%
Cap (before Fund fees and expenses): 18.52%
Cap (after Fund fees and expenses): 17.17%

Year-To-Date, the Fund had a NAV total return of 15.85%. The S&P 500 Index had a price return of 26.40%.

Pacer Swan SOS Fund of Funds ETF

The Pacer Swan SOS Fund of Funds ETF (the “Fund”) seeks capital appreciation with downside protection

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by the Fund’s investment adviser, Pacer Advisors, Inc. (the “Adviser”), that seek exposure to U.S. equity securities, while limiting downside risk (the “Underlying ETFs”). Certain Underlying ETFs may also be sub-advised by the Fund’s investment sub-adviser, Swan Global Management, LLC (“Swan” or the “Sub-Adviser”).

Underlying ETFs that use a structured outcome strategy generally seek to produce pre-determined target investment outcomes for a specific period of time based upon the performance of an underlying security (such as an ETF) or index (a “reference asset”) through the use of a combination of call and put options on such reference asset. The pre-determined outcomes sought by such Underlying ETFs may include a buffer against certain reference asset losses and a cap based on the performance of the reference asset over a fixed period of time (e.g., one year). Investments in such strategies reflect an investment in a portfolio of options linked to a reference asset that, when bought at inception of the strategy and held to the expiration of the options (an “Investment Period”), seeks to target returns that buffer against downside losses due to a decline in the reference asset, while providing participation up to a maximum capped gain in the reference asset.

Year-To-Date, the Fund had a NAV total return of 11.01%. The S&P 500 Index had a price return of 25.03%.

Pacer Swan SOS Conservative (April) ETF

The Pacer Swan SOS Conservative (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.10% (before fees and expenses of the Fund) and 8.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2021 to March 31, 2022.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: April 1, 2021
Investment Period End: March 31, 2022
Buffer: 5% to 30%
Cap (before Fund fees and expenses): 9.10%
Cap (after Fund fees and expenses): 8.35%

Year-To-Date, the Fund had a NAV total return of 5.45%. The S&P 500 Index had a price return of 16.83%.

Pacer Funds

Pacer Swan SOS Moderate (April) ETF

The Pacer Swan SOS Moderate (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 10.48% (before fees and expenses of the Fund) and 9.73% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2021 to March 31, 2022.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: April 1, 2021
Investment Period End: March 31, 2022
Buffer: 15%
Cap (before Fund fees and expenses): 10.48%
Cap (after Fund fees and expenses): 9.73%

Year-To-Date, the Fund had a NAV total return of 6.67%. The S&P 500 Index had a price return of 16.83%.

Pacer Swan SOS Flex (April) ETF

The Pacer Swan SOS Flex (April) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.04% (before fees and expenses of the Fund) and 15.29% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2021 to March 31, 2022.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: April 1, 2021
Investment Period End: March 31, 2022
Full Buffer: 20%
Fading Buffer: 20% to 40%
Cap (before Fund fees and expenses): 16.04%
Cap (after Fund fees and expenses): 15.29%

Year-To-Date, the Fund had a NAV total return of 10.37%. The S&P 500 Index had a price return of 16.83%.

Pacer Swan SOS Conservative (July) ETF

The Pacer Swan SOS Conservative (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.15% (before fees and expenses of the Fund) and 6.40% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2021 to June 30, 2022.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce predetermined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: July 1, 2021
Investment Period End: June 30, 2022
Buffer: 5% to 30%
Cap (before Fund fees and expenses): 7.15%
Cap (after Fund fees and expenses): 6.40%

Year-To-Date, the Fund had a NAV total return of 2.22%. The S&P 500 Index had a price return of 7.63%.

Pacer Funds

Pacer Swan SOS Moderate (July) ETF

The Pacer Swan SOS Moderate (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 7.95% (before fees and expenses of the Fund) and 7.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2021 to June 30, 2022.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: July 1, 2021
Investment Period End: June 30, 2022
Buffer: 15%
Cap (before Fund fees and expenses): 7.95%
Cap (after Fund fees and expenses): 7.20%

Year-To-Date, the Fund had a NAV total return of 2.63%. The S&P 500 Index had a price return of 7.63%.

Pacer Swan SOS Flex (July) ETF

The Pacer Swan SOS Flex (July) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.30% (before fees and expenses of the Fund) and 10.55% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2021 to June 30, 2022.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: July 1, 2021
Investment Period End: June 30, 2022
Full Buffer: 20%
Fading Buffer: 20% to 40%
Cap (before Fund fees and expenses): 11.30%
Cap (after Fund fees and expenses): 10.55%

Year-To-Date, the Fund had a NAV total return of 4.05%. The S&P 500 Index had a price return of 7.63%.

Pacer Swan SOS Conservative (October) ETF

The Pacer Swan SOS Conservative (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.56% (before fees and expenses of the Fund) and 6.81% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2021 to September 30, 2022.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce predetermined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: October 1, 2021
Investment Period End: September 30, 2022
Buffer: 5% to 30%
Cap (before Fund fees and expenses): 7.56%
Cap (after Fund fees and expenses): 6.81%

Year-To-Date, the Fund had a NAV total return of 1.71%. The S&P 500 Index had a price return of 7.01%.

Pacer Funds

Pacer Swan SOS Moderate (October) ETF

The Pacer Swan SOS Moderate (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 9.07% (before fees and expenses of the Fund) and 8.32% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2021 to September 30, 2022.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce predetermined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: October 1, 2021
Investment Period End: September 30, 2022
Buffer: 15%
Cap (before Fund fees and expenses): 9.07%
Cap (after Fund fees and expenses): 8.32%

Year-To-Date, the Fund had a NAV total return of 2.24%. The S&P 500 Index had a price return of 7.01%.

Pacer Swan SOS Flex (October) ETF

The Pacer Swan SOS Flex (October) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.98% (before fees and expenses of the Fund) and 12.23% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2021 to September 30, 2022.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce predetermined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: October 1, 2021
Investment Period End: September 30, 2022
Full Buffer: 20%
Fading Buffer: 20% to 40%
Cap (before Fund fees and expenses): 12.98%
Cap (after Fund fees and expenses): 12.23%

Year-To-Date, the Fund had a NAV total return of 3.64%. The S&P 500 Index had a price return of 7.01%.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2021

Pacer American Energy Independence ETF

Sector(a)	Percentage of Net Assets
Transportation and Warehousing	59.8%
Utilities	21.4%
Mining, Quarrying, and Oil and Gas Extraction	9.8%
Professional Scientific and Technical Services	5.0%
Real Estate and Rental and Leasing	2.2%
Wholesale Trade	0.6%
Retail Trade	0.4%
Short-Term Investments	0.2%
Investments Purchased With Proceeds From Securities Lending	4.2%
Other Assets in Excess of Liabilities	-3.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the American Energy Independence Index.

Pacer Salt High truBetaTM US Market ETF

Sector(a)	Percentage of Net Assets
Financial	28.1%
Consumer Cyclical	25.7%
Energy	14.9%
Technology	9.9%
Basic Materials	6.9%
Industrial	5.7%
Consumer, Non-cyclical	4.8%
Communications	3.8%
Short-Term Investments	0.2%
Investments Purchased With Proceeds From Securities Lending	23.7%
Liabilities in Excess of Other Assets	-23.7%
100.0%

(a)	The Fund may classify a company in a different category than the Salt High truBetaTM US Market Index.

Pacer Salt Low truBetaTM US Market ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-cyclical	37.6%
Utilities	17.5%
Financials	16.5%
Consumer Cyclical	8.4%
Communications	6.7%
Technology	5.7%
Industrials	5.2%
Basic Materials	2.1%
Short-Term Investments	0.2%
Investments Purchased With Proceeds From Securities Lending	15.6%
Liabilities in Excess of Other Assets	-15.5%
100.0%

(a)	The Fund may classify a company in a different category than the Salt Low truBetaTM US Market Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2021 (Continued)

Pacer Swan SOS Conservative (December) ETF

Sector	Percentage of Net Assets
Purchased Options	114.2%
Short-Term Investments	0.1%
Liabilities in Excess of Other Assets	-14.3%
100.0%

Pacer Swan SOS Moderate (December) ETF

Sector	Percentage of Net Assets
Purchased Options	111.9%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	-12.2%
100.0%

Pacer Swan SOS Flex (December) ETF

Sector	Percentage of Net Assets
Purchased Options	106.5%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	-6.7%
100.0%

Pacer Swan SOS Fund of Funds ETF

Sector	Percentage of Net Assets
Affiliated Exchange-Traded Funds	99.0%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	-1.5%
100.0%

Pacer Swan SOS Conservative (April) ETF

Sector	Percentage of Net Assets
Purchased Options	109.0%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	-9.5%
100.0%

Pacer Swan SOS Moderate (April) ETF

Sector	Percentage of Net Assets
Purchased Options	108.2%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	-8.8%
100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2021 (Continued)

Pacer Swan SOS Flex (April) ETF

Sector	Percentage of Net Assets
Purchased Options	104.7%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	-5.2%
100.0%

Pacer Swan SOS Conservative (July) ETF

Sector	Percentage of Net Assets
Purchased Options	106.0%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	-6.6%
100.0%

Pacer Swan SOS Moderate (July) ETF

Sector	Percentage of Net Assets
Purchased Options	106.5%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	-7.3%
100.0%

Pacer Swan SOS Flex (July) ETF

Sector	Percentage of Net Assets
Purchased Options	105.5%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	-6.3%
100.0%

Pacer Swan SOS Conservative (October) ETF

Sector	Percentage of Net Assets
Purchased Options	107.2%
Short-Term Investments	0.8%
Liabilities in Excess of Other Assets	-8.0%
100.0%

Pacer Swan SOS Moderate (October) ETF

Sector	Percentage of Net Assets
Purchased Options	107.8%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	-8.5%
100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2021 (Continued)

Pacer Swan SOS Flex (October) ETF

Sector	Percentage of Net Assets
Purchased Options	106.9%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	-7.8%
100.0%

Pacer American Energy Independence ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 12, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The American Energy Independence Total Return Index uses a proprietary, rules based methodology to measure the performance of a portfolio of U.S. and Canadian exchange-listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. The companies in the Index are expected to benefit from regulatory policies favoring and industry trends toward American energy independence (i.e., a reduced or eliminated need for the United States to import fuels, such as coal, crude oil, or natural gas). Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products as well as the transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as liquid natural gas facilities. The following activity segments are not qualifying activities: refining, shipping, exploration, production, retail, distribution, power generation or oil services. The Index may include small-, mid-, and large-capitalization companies.

The S&P 500 Index consists of approximately 500 leasing U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Since Inception(2)
Pacer American Energy Independence ETF - NAV	80.71%	10.46%	7.04%
Pacer American Energy Independence ETF - Market	80.57%	10.34%	7.00%
American Energy Independence Total Return Index (3)	83.80%	11.88%	8.38%
S&P 500 Index (3)	42.91%	21.48%	17.23%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is December 12, 2017. The Fund is the sucessor to the investment performance of the American Energy Independence ETF (the “Predecessor USAI”) as a result of the reorganization of the Predecessor USAI Fund into the Fund on December 16, 2019. Accordingly, the performance information shown in the chart and table above for periods prior to December 16, 2019 is that of the Predecessor USAI Fund’s Shares for the Fund. The Predecessor USAI Fund was advised by SL Advisors, LLC and sub-advised by Penserra Capital Management LLC and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Salt High truBetaTM US Market ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Salt High truBetaTM US Market Index uses an objective, rules-based methodology to measure the performance of an equal-weighted portfolio of approximately 100 large- and mid-capitalization U.S.-listed stocks with the highest forecasted systematic risk relative to the market (known as “beta”). Construction of the Index begins with the constituents of the Solactive US Large & Mid Cap Index (the “Equity Universe”), generally the 1,000 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). Companies in the Equity Universe are then screened to keep only the 500 stocks with the highest average daily traded value over the past 30 days. Those 500 stocks are then analyzed using a proprietary algorithm developed by the Index Provider to calculate each stock’s truBetaTM forecast, i.e., its projected beta for the subsequent quarter, and to eliminate stocks whose performance is weakly correlated with the broader U.S. equity market (the remaining securities are referred to as the “Index Universe”).

The S&P 500 Index consists of approximately 500 leasing U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Three Year	Since Inception(2)
Pacer Salt High truBetaTM US Market ETF - NAV	52.53%	25.01%	18.60%
Pacer Salt High truBetaTM US Market ETF - Market	53.14%	25.03%	18.64%
Salt High truBetaTM US Market Index(3)	53.94%	25.69%	19.25%
S&P 500 Index® (3)	42.91%	21.48%	18.65%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2021, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is May 15, 2018. The Fund is the successor to the investment performance of the Salt Low truBetaTM US Market ETF, as a result of the reorganization of the Salt Low truBetaTM US Market ETF into the Fund on October 5, 2020. In addition, the Salt Low truBetaTM US Market ETF was the successor to the investment performance of Salt Low truBetaTM US Market ETF, a series of Salt Funds Trust, as a result of the reorganization of the series of Salt Funds Trust into a series of ETF Series Solutions that occurred on December 16, 2019 (together, the “Predecessor SLT”). Accordingly, any performance information for periods prior to October 5, 2020 is that of the series of ETF Series Solutions; any performance for periods prior to December 16, 2019 is that of the series of Salt Funds Trust. The Predecessor SLT Fund was advised by Salt Financial, LLC and sub-advised by Penserra Capital Management LLC and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Salt Low truBetaTM US Market ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 12, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Salt Low truBetaTM US Market Index uses a an objective, rules-based methodology to to measure the performance of an equal-weighted portfolio of approximately 100 large and mid-capitalization U.S.-listed stocks with the lowest levels of variability in their historical beta calculations (“Beta Variability”) and forecasted beta of less than 1.00. “Beta” is a calculation of an investment’s systematic risk relative to the market. Construction of the Index begins with the constituents of the Solactive US Large & Mid Cap Index (the “Equity Universe”), generally the 1,000 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). Companies in the Equity Universe are then screened to keep only the 500 stocks with the highest average daily traded value over the past 30 days. The remaining stocks (the “Index Universe”) are analyzed using a proprietary algorithm developed by the Index Provider to calculate each stock’s truBeta forecast, i.e., its projected beta for the subsequent quarter.

The S&P 500 Index consists of approximately 500 leasing U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2021)

	One Year	Since Inception(2)
Pacer Salt Low truBetaTM US Market ETF - NAV	23.01%	12.24%
Pacer Salt Low truBetaTM US Market ETF - Market	23.42%	12.23%
Salt Low truBetaTM US Market Index TR(3)	23.79%	12.58%
S&P 500® Index (3)	42.91%	23.01%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2021, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is March 12, 2019. The Fund is the successor to the Salt Low truBetaTM US Market ETF, a series of ETF Series Solutions, as a result of the reorganization of the Salt Low truBetaTM US Market ETF into the Fund on October 2, 2020. In addition, the Salt Low truBetaTM US Market ETF was the successor to the investment performance of Salt Low truBetaTM US Market ETF, a series of Salt Funds Trust, as a result of the reorganization of the series of Salt Funds Trust into a series of ETF Series Solutions that occurred on December 16, 2019 (together, the “Predecessor LSLT”). The Predecessor LSLT Fund commenced operations on March 12, 2019. Accordingly, any performance information for periods prior to October 2, 2020 is that of the series of ETF Series Solutions; any performance for periods prior to December 16, 2019 is that of the series of Salt Funds Trust. The Predecessor SLT Fund was advised by Salt Financial, LLC and sub-advised by Penserra Capital Management, LLC and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (December) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (December) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500 ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.92% (before fees and expenses of the Fund) and 9.17% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from December 22, 2020 to December 17, 2021.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Conservative (December) ETF - NAV	7.94%
Pacer Swan SOS Conservative (December) ETF - Market	8.22%
S&P 500 Index (3)	26.40%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented March 17, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (December) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (December) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.25% (before fees and expenses of the Fund) and 11.50% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from December 22, 2020 to December 17, 2021.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Moderate (December) ETF - NAV	10.20%
Pacer Swan SOS Moderate (December) ETF - Market	10.56%
S&P 500 Index (3)	26.40%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented March 17, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (December) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (December) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 18.52% (before fees and expenses of the Fund) and 17.17% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from December 22, 2020 to December 17, 2021.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Flex (December) ETF - NAV	15.85%
Pacer Swan SOS Flex (December) ETF - Market	16.72%
S&P 500 Index (3)	26.40%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented March 17, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 29, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Fund of Funds ETF (the “Fund”) seeks capital appreciation with downside protection.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Fund of Funds ETF - NAV	11.01%
Pacer Swan SOS Fund of Funds ETF - Market	11.15%
S&P 500 Index (3)	25.03%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented March 17, 2021, is 0.93%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 29, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.10% (before fees and expenses of the Fund) and 8.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2021 to March 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Conservative (April) ETF - NAV	5.45%
Pacer Swan SOS Conservative (April) ETF - Market	5.58%
S&P 500 Index (3)	16.83%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented April 1, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 10.48% (before fees and expenses of the Fund) and 9.73% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2021 to March 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Moderate (April) ETF - NAV	6.67%
Pacer Swan SOS Moderate (April) ETF - Market	6.75%
S&P 500 Index (3)	16.83%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented April 1, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (April) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.04% (before fees and expenses of the Fund) and 15.29% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2021 to March 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Flex (April) ETF - NAV	10.37%
Pacer Swan SOS Flex (April) ETF - Market	10.59%
S&P 500 Index (3)	16.83%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 23, 2020 as supplemented April 1, 2021, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (July) ETF seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.15% (before fees and expenses of the Fund) and 6.40% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30%, over the period from July 1, 2021 to June 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Conservative (July) ETF - NAV	2.22%
Pacer Swan SOS Conservative (July) ETF - Market	2.50%
S&P 500 Index (3)	7.63%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July 1, 2021, is 0.75% For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (July) ETF seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.95% (before fees and expenses of the Fund) and 7.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2021 to June 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Moderate (July) ETF - NAV	2.63%
Pacer Swan SOS Moderate (July) ETF - Market	2.91%
S&P 500 Index (3)	7.63%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July1, 2021, is 0.75% For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (July) ETF seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.30% (before fees and expenses of the Fund) and 10.55% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining form 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2021 to June 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Flex (July) ETF - NAV	4.05%
Pacer Swan SOS Flex (July) ETF - Market	4.27%
S&P 500 Index (3)	7.63%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July 1, 2021, is 0.75% For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (October) ETF seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.56% (before fees and expenses of the Fund) and 6.81% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30%, over the period from October 1, 2021 to September 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Conservative (October) ETF - NAV	1.71%
Pacer Swan SOS Conservative (October) ETF - Market	2.02%
S&P 500 Index (3)	7.01%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated October 1, is 0.75% For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (October) ETF seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.07% (before fees and expenses of the Fund) and 8.32% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2021 to September 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Moderate (October) ETF - NAV	2.24%
Pacer Swan SOS Moderate (October) ETF - Market	2.48%
S&P 500 Index (3)	7.01%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated October 1, is 0.75% For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (October) ETF seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.98% (before fees and expenses of the Fund) and 12.33% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining form 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2021 to September 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the period ended October 31, 2021)

Since Inception(2)
Pacer Swan SOS Flex (October) ETF - NAV	3.64%
Pacer Swan SOS Flex (October) ETF - Market	3.84%
S&P 500 Index (3)	7.01%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated October 1, is 0.75% For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2021 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other Fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Expenses Paid During Period(a)
Pacer American Energy Independence ETF
Actual	0.75%	$ 1,000.00	$ 1,163.50	$ 4.09
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Salt High truBetaTM US Market ETF
Actual	0.60%	$ 1,000.00	$ 1,054.00	$ 3.11
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,022.18	$ 3.06
Pacer Salt Low truBetaTM US Market ETF
Actual	0.60%	$ 1,000.00	$ 1,048.10	$ 3.10
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,022.18	$ 3.06
Pacer Swan SOS Conservative (December) ETF
Actual	0.75%	$ 1,000.00	$ 1,028.10	$ 3.83
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Moderate (December) ETF
Actual	0.75%	$ 1,000.00	$ 1,034.70	$ 3.85
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Flex (December) ETF
Actual	0.75%	$ 1,000.00	$ 1,057.40	$ 3.89
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Fund of Funds ETF
Actual	0.18%	$ 1,000.00	$ 1,043.90	$ 0.93
Hypothetical(b)	0.18%	$ 1,000.00	$ 1,024.30	$ 0.92
Pacer Swan SOS Conservative (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,035.30	$ 3.85
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2021 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Expenses Paid During Period(a)
Pacer Swan SOS Moderate (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,043.60	$ 3.86
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Flex (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,067.20	$ 3.91
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(b)	Assumes 5% return before expenses.

	Fund’s Annual Expense Ratio	Beginning Account Value 06/30/21(a)	Ending Account Value 10/31/21	Expenses Paid During Period
Pacer Swan SOS Conservative (July) ETF
Actual	0.75%	$ 1,000.00	$ 1,022.20	$ 2.56(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82(c)
Pacer Swan SOS Moderate (July) ETF
Actual	0.75%	$ 1,000.00	$ 1,026.30	$ 2.56(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82(c)
Pacer Swan SOS Flex (July) ETF
Actual	0.75%	$ 1,000.00	$ 1,040.50	$ 2.58(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82(c)

(a)	Inception Date of the Fund.
(b)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (123) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(d)	Assumes 5% return before expenses.

	Fund’s Annual Expense Ratio	Beginning Account Value 09/30/21(a)	Ending Account Value 10/31/21	Expenses Paid During Period
Pacer Swan SOS Conservative (October) ETF
Actual	0.75%	$ 1,000.00	$ 1,017.10	$ 0.64(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82(c)
Pacer Swan SOS Moderate (October) ETF
Actual	0.75%	$ 1,000.00	$ 1,022.10	$ 0.64(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82(c)
Pacer Swan SOS Flex (October) ETF
Actual	0.75%	$ 1,000.00	$ 1,036.40	$ 0.65(b)
Hypothetical(d)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82(c)

(a)	Inception Date of the Fund.
(b)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (31) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(d)	Assumes 5% return before expenses.

Pacer American Energy Independence ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Shares	Value
COMMON STOCKS — 75.2%

Investment Companies — 1.8%
Altus Midstream Co.	7,223	$446,526

Oil&Gas — 2.5%
Tellurian, Inc. (a)	164,831	646,137

Oil&Gas Services — 2.2%
Archrock, Inc.	69,810	571,744

Pipelines — 68.7% (d)
Antero Midstream Corp. (b)	68,095	724,531
Cheniere Energy, Inc. (a)	10,936	1,130,782
Enbridge, Inc.	42,585	1,783,780
Equitrans Midstream Corp.	75,780	781,292
Gibson Energy, Inc.	35,440	714,184
Hess Midstream LP	19,250	484,523
Keyera Corp.	33,098	848,310
Kinder Morgan, Inc.	104,025	1,742,419
New Fortress Energy, Inc.	20,250	607,500
ONEOK, Inc.	30,597	1,946,581
Pembina Pipeline Corp.	31,391	1,039,180
Plains GP Holdings LP	59,187	645,138
Targa Resources Corp. (b)	21,368	1,168,189
TC Energy Corp.	34,750	1,879,858
Williams Cos., Inc.	67,036	1,883,041
		17,379,308
TOTAL COMMON STOCKS (Cost $14,448,895)		19,043,715

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES — 24.0%

Pipelines — 24.0%
Crestwood Equity Partners LP	3,725	108,584
Energy Transfer LP	106,279	1,010,713
EnLink Midstream LLC	88,616	695,636
Enterprise Products Partners LP	77,184	1,750,533
Genesis Energy LP	7,861	85,685
Holly Energy Partners LP	3,374	62,149
Magellan Midstream Partners LP	12,219	598,731
MPLX LP	20,743	624,779
NuStar Energy LP	6,341	100,885
PBF Logistics LP	2,799	38,346
Phillips 66 Partners LP	3,654	134,979
Rattler Midstream LP	44,226	533,808
Shell Midstream Partners LP	7,986	99,346

	Shares	Value
Pipelines — 24.0% (Continued)
Western Midstream Partners LP	11,409	$242,441
		6,086,615
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $4,575,084)		6,086,615

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account 0.003% (c)	$45,040	45,040
TOTAL SHORT-TERM INVESTMENTS (Cost $45,040)		45,040
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 4.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	1,056,930	1,056,930
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,056,930)		1,056,930

Total Investments (Cost $20,125,949) — 103.6%		26,232,300
Liabilities in Excess of Other Assets — (3.6)%		(923,343)
TOTAL NET ASSETS — 100.0%		$25,308,957

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $1,010,042 or 4.0% of net assets.
(c)	The rate shown is as of October 31, 2021.
(d)

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Salt High truBetaTM US Market ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Shares	Value
COMMON STOCKS — 95.9%

Aerospace/Defense — 2.8%
Howmet Aerospace, Inc.	1,954	$58,014
Spirit AeroSystems Holdings, Inc.	1,600	66,064
The Boeing Co. (a)	290	60,039
		184,117
Agriculture — 1.1%
Darling Ingredients, Inc. (a)	863	72,941

Airlines — 5.5%
Alaska Air Group, Inc. (a)	1,088	57,446
American Airlines Group, Inc. (a)	3,220	61,824
Delta Air Lines, Inc. (a)	1,550	60,651
JetBlue Airways Corp. (a)	4,156	58,309
Southwest Airlines Co. (a)	1,274	60,235
United Airlines Holdings, Inc. (a)	1,376	63,489
		361,954
Apparel — 2.8%
Capri Holdings Ltd. (a)	1,129	60,108
PVH Corp. (a) (b)	559	61,115
Tapestry, Inc.	1,508	58,782
		180,005
Banks — 12.6%
Citizens Financial Group, Inc.	1,424	67,469
Comerica, Inc.	838	71,306
Fifth Third Bancorp	1,578	68,690
First Horizon Corp.	3,997	67,829
Huntington Bancshares, Inc. (b)	3,975	62,567
KeyCorp.	3,071	71,462
Regions Financial Corp. (b)	3,129	74,095
Truist Financial Corp.	1,105	70,134
Umpqua Holdings Corp.	3,193	65,297
Valley National Bancorp (b)	5,018	66,539
Wells Fargo & Co.	1,376	70,396
Zions Bancorp	1,063	66,958
		822,742
Building Materials — 1.0%
Builders FirstSource, Inc. (a)	1,141	66,486

Chemicals — 2.2%
Albemarle Corp. (b)	253	63,369
Mosaic Co.	1,920	79,814
		143,183
Commercial Services — 1.7%
PayPal Holdings, Inc. (a)	215	50,007
Square, Inc. - Class A (a) (b)	246	62,607
		112,614
Computers — 0.9%
Apple, Inc.	410	61,418

	Shares	Value
Diversified Finan Serv — 6.6%
Ally Financial, Inc.	1,196	$57,097
Capital One Financial Corp.	392	59,204
Discover Financial Services	506	57,340
Franklin Resources, Inc.	1,948	61,342
Invesco Ltd.	2,455	62,382
Jefferies Financial Group, Inc.	1,666	71,638
Synchrony Financial (b)	1,289	59,874
		428,877
Electronics — 0.9%
II-VI, Inc. (a) (b)	993	60,086

Entertainment — 2.1%
Caesars Entertainment, Inc. (a) (b)	586	64,144
Live Nation Entertainment, Inc. (a) (b)	709	71,715
		135,859
Food — 2.0%
Performance Food Group Co. (a)	1,381	62,463
US Foods Holding Corp. (a)	1,885	65,353
		127,816
Food Service — 1.1%
Aramark	1,870	68,218

Home Furnishings — 0.9%
Tempur Sealy International, Inc.	1,292	57,455

Insurance — 5.0%
American International Group, Inc.	1,121	66,240
Equitable Holdings, Inc.	2,061	69,044
MGIC Investment Corp. (b)	4,049	65,432
Radian Group, Inc.	2,752	65,690
Unum Group	2,366	60,262
		326,668
Internet — 2.1%
Expedia Group, Inc. (a)	412	67,737
Zillow Group, Inc. - Class C (a) (b)	665	68,914
		136,651
Iron/Steel — 2.8%
Cleveland-Cliffs, Inc. (a) (b)	2,614	63,023
Nucor Corp.	544	60,738
Steel Dynamics, Inc.	927	61,256
		185,017
Leisure Time — 2.9%
Carnival Corp. (a) (b)	2,682	59,433
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,481	63,811
Royal Caribbean Cruises Ltd. (a)	748	63,154
		186,398

The accompanying notes are an integral part of the financial statements.

Pacer Salt High truBetaTM US Market ETF

SCHEDULES OF INVESTMENTS
October 31, 2021 (Continued)

	Shares	Value
Lodging — 2.1%
Marriott International, Inc. (a)	450	$72,009
MGM Resorts International	1,443	68,052
		140,061
Media — 1.8%
DISH Network Corp. - Class A (a) (b)	1,427	58,607
ViacomCBS, Inc. - Class B	1,539	55,743
		114,350
Mining — 1.9%
Alcoa Corp.	1,233	56,656
Freeport-McMoRan, Inc.	1,720	64,879
		121,535
Oil&Gas — 9.3%
EOG Resources, Inc.	907	83,861
Hess Corp. (b)	897	74,065
Marathon Petroleum Corp.	1,073	70,743
Occidental Petroleum Corp.	2,419	81,109
Ovintiv, Inc.	2,153	80,781
Phillips 66	919	68,723
Pioneer Natural Resources Co.	404	75,540
Valero Energy Corp.	962	74,391
		609,213
Oil&Gas Services — 3.3%
Baker Hughes Co.	2,557	64,129
Halliburton Co. (b)	3,124	78,069
Schlumberger Ltd.	2,280	73,553
		215,751
Pipelines — 2.3%
ONEOK, Inc.	1,162	73,926
Targa Resources Corp.	1,403	76,702
		150,628
Retail — 7.3%
American Eagle Outfitters, Inc. (b)	2,257	53,581
Darden Restaurants, Inc. (b)	410	59,098
Dick’s Sporting Goods, Inc.	462	57,385
Foot Locker, Inc.	1,171	55,822
Kohl’s Corp.	1,179	57,217
Macy’s, Inc. (b)	2,924	77,398
Ross Stores, Inc.	541	61,241
The Gap, Inc.	2,557	58,018
		479,760

	Shares	Value
Semiconductors — 7.9%
Applied Materials, Inc.	446	$60,946
Lam Research Corp.	102	57,484
Marvell Technology, Inc. (b)	997	68,294
Microchip Technology, Inc.	774	57,346
ON Semiconductor Corp. (a)	1,301	62,539
Skyworks Solutions, Inc.	344	57,493
Teradyne, Inc. (b)	504	69,673
Wolfspeed, Inc. (a) (b)	704	84,557
		518,332
Software — 1.0%
Dynatrace, Inc. (a)	870	65,250

Toys/Games/Hobbies — 1.0%
Mattel, Inc. (a) (b)	3,052	66,564

Transportation — 1.0%
XPO Logistics, Inc. (a)	725	62,205

TOTAL COMMON STOCKS (Cost $5,687,016)		6,262,154

REAL ESTATE INVESTMENT TRUSTS — 3.9%
New Residential Investment Corp.	5,628	63,934
Park Hotels & Resorts, Inc. (a) (b)	3,321	61,538
Simon Property Group, Inc. (b)	477	69,918
Weyerhaeuser Co.	1,758	62,796
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $255,823)		258,186

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account 0.003% (c)	$11,317	11,317
TOTAL SHORT-TERM INVESTMENTS (Cost $11,317)		11,317

The accompanying notes are an integral part of the financial statements.

Pacer Salt High truBetaTM US Market ETF

SCHEDULES OF INVESTMENTS
October 31, 2021 (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 23.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	1,550,197	$1,550,197
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 1,550,197)		1,550,197

Total Investments (Cost $7,504,353) — 123.7%		8,081,854
Liabilities in Excess of Other Assets — (23.7)%		(1,549,431)
TOTAL NET ASSETS — 100.0%		$6,532,423

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $1,511,332 or 23.1% of net assets.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.

The accompanying notes are an integral part of the financial statements.

Pacer Salt Low truBetaTM US Market ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Shares	Value
COMMON STOCKS — 90.4%

Aerospace/Defense — 1.0%
General Dynamics Corp.	316	$64,069

Agriculture — 2.8%
Altria Group, Inc.	1,259	55,535
Archer-Daniels-Midland Co.	1,059	68,030
Philip Morris International, Inc.	615	58,142
		181,707
Apparel — 1.0%
NIKE, Inc. - Class B	390	65,243

Auto Manufacturers — 1.1%
PACCAR, Inc.	764	68,470

Auto Parts&Equipment — 1.1%
Gentex Corp.	2,037	72,089

Beverages — 5.0%
Brown-Forman Corp. - Class B	890	60,422
Keurig Dr Pepper, Inc.	1,830	66,045
Molson Coors Brewing Co. - Class B	1,399	61,682
PepsiCo, Inc.	410	66,256
The Coca-Cola Co.	1,146	64,600
		319,005
Biotechnology — 1.0%
Amgen, Inc. (a)	296	61,263

Chemicals — 2.1%
Air Products & Chemicals, Inc.	236	70,755
Ecolab, Inc.	282	62,666
		133,421
Commercial Services — 2.0%
Rollins, Inc.	1,636	57,637
Service Corp. International	1,023	70,065
		127,702
Cosmetics/Personal Care — 2.0%
Colgate-Palmolive Co.	826	62,933
The Procter & Gamble Co.	442	63,201
		126,134
Distribution/Wholesale — 1.1%
Copart, Inc. (b)	445	69,104

Diversified Finan Serv — 3.2%
CME Group, Inc.	335	73,884
Intercontinental Exchange, Inc.	536	74,215
The Western Union Co.	3,017	54,970
		203,069

	Shares	Value
Electric — 17.5%
Alliant Energy Corp.	1,066	$60,304
Ameren Corp.	732	61,700
American Electric Power Co., Inc. (a)	717	60,737
CMS Energy Corp.	1,002	60,471
Consolidated Edison, Inc. (a)	853	64,316
Dominion Energy, Inc.	824	62,566
Duke Energy Corp.	618	63,042
Edison International	1,096	68,971
Evergy, Inc.	956	60,945
Eversource Energy	721	61,213
Exelon Corp. (a)	1,277	67,924
FirstEnergy Corp.	1,691	65,154
Pinnacle West Capital Corp.	853	55,010
PPL Corp.	2,152	61,977
Public Service Enterprise Group, Inc. (a)	1,026	65,459
Southern Co.	962	59,952
WEC Energy Group, Inc.	672	60,520
Xcel Energy, Inc.	940	60,715
		1,120,976
Environmental Control — 2.1%
Republic Services, Inc.	513	69,050
Waste Management, Inc.	413	66,175
		135,225
Food — 7.8%
Campbell Soup Co. (a)	1,477	59,006
Conagra Brands, Inc.	1,924	61,953
General Mills, Inc. (a)	1,086	67,115
Hormel Foods Corp.	1,502	63,565
Kellogg Co. (a)	1,016	62,281
Mondelez International, Inc.	1,053	63,959
The Hershey Co.	364	63,827
The Kroger Co. (a)	1,493	59,750
		501,456
Healthcare-Products — 5.7%
Baxter International, Inc.	788	62,220
Boston Scientific Corp. (b)	1,433	61,805
Danaher Corp.	193	60,172
Edwards Lifesciences Corp. (b)	527	63,145
Medtronic PLC -	486	58,252
ResMed, Inc.	216	56,789
		362,383
Healthcare-Services — 1.1%
UnitedHealth Group, Inc.	158	72,754

Household Products/Wares — 3.0%
Church & Dwight Co., Inc. (a)	770	67,267
Kimberly-Clark Corp. (a)	465	60,213
The Clorox Co.	376	61,292
		188,772

The accompanying notes are an integral part of the financial statements.

Pacer Salt Low truBetaTM US Market ETF

SCHEDULES OF INVESTMENTS
October 31, 2021 (Continued)

	Shares	Value
Insurance — 4.1%
Brown & Brown, Inc.	1,103	$69,610
Marsh & McLennan Cos., Inc.	397	66,220
The Allstate Corp.	484	59,856
The Progressive Corp. (a)	684	64,898
		260,584
Media — 1.9%
Comcast Corp. - Class A	1,075	55,287
The New York Times Co. - Class A	1,261	68,838
		124,125
Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.	1,009	58,926
CVS Health Corp. (a)	759	67,763
Eli Lilly & Co.	266	67,766
Johnson & Johnson	382	62,220
Merck & Co., Inc.	868	76,427
Pfizer, Inc.	1,398	61,149
Zoetis, Inc.	308	66,590
		460,841
Retail — 4.0%
Costco Wholesale Corp.	137	67,341
Dollar General Corp.	292	64,684
McDonald’s Corp.	266	65,316
Yum! Brands, Inc.	491	61,346
		258,687
Software — 5.7%
Akamai Technologies, Inc. (b)	565	59,585
Black Knight, Inc. (b)	859	60,225
CDK Global, Inc.	1,508	65,628
Citrix Systems, Inc.	589	55,796
Fidelity National Information Services, Inc.	510	56,477
Oracle Corp.	711	68,213
		365,924
Telecommunications — 4.8%
AT&T, Inc.	2,345	59,235
Cisco Systems, Inc.	1,101	61,623
Motorola Solutions, Inc. (a)	263	65,379
T-Mobile US, Inc. (b)	487	56,020
Verizon Communications, Inc.	1,175	62,263
		304,520
Transportation — 2.1%
Expeditors International of Washington, Inc.	507	62,493
Union Pacific Corp.	305	73,627
		136,120
TOTAL COMMON STOCKS (Cost $5,203,116)		5,783,643

	Shares	Value
Real Estate Investment Trusts — 9.3%
AGNC Investment Corp.	3,963	$63,091
American Campus Communities, Inc.	1,278	68,654
American Homes 4 Rent - Class A	1,569	63,701
Cousins Properties, Inc. (a)	1,727	68,407
Crown Castle International Corp.	337	60,761
CubeSmart	1,194	65,682
Digital Realty Trust, Inc. (a)	409	64,544
Duke Realty Corp.	1,256	70,638
Equity Residential	783	67,651
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $473,051)		593,129

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account 0.003% (c)	$12,513	12,513
TOTAL SHORT-TERM INVESTMENTS (Cost $12,513)		12,513

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 15.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	996,433	996,433
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Costs $996,433)		996,433

Total Investments (Cost $6,685,113) — 115.5%		7,385,718
Liabilities in Excess of Other Assets — (15.5)%		(990,739)
TOTAL NET ASSETS — 100.0%		$6,394,979

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2021. The total value of securities on loan is $974,252 or 15.2% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (December) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 114.2% (a)(b)

CALL OPTIONS — 114.1%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $5.51	70	$3,214,750	$3,164,608
			3,164,608
PUT OPTIONS — 0.1%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $348.88	70	3,214,750	3,230
			3,230
TOTAL PURCHASED OPTIONS (Cost $2,795,469)			3,167,838

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$2,275		2,275
TOTAL SHORT-TERM INVESTMENTS (Cost $2,275)			2,275

Total Investments (Cost $2,797,744) — 114.3%			3,170,113
Other Assets in Excess of Liabilities — (14.3)%			(396,095)
TOTAL NET ASSETS — 100.0%			$2,774,018

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (14.5%) (a)

Call Options — (14.5%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $403.67	70	$(3,214,750)	$(401,323)
			(401,323)
Put Options — (0.0%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $257.07	70	(3,214,750)	(482)
			(482)
TOTAL WRITTEN OPTIONS (Premiums Received $186,290)			$(401,804)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (December) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 111.9% (a)(b)

CALL OPTIONS — 111.7%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $5.55	70	$3,214,750	$3,164,328
			3,164,328
PUT OPTIONS — 0.2%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $367.28	70	3,214,750	4,629
			4,629
TOTAL PURCHASED OPTIONS (Cost $2,612,420)			3,168,957

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$7,896		7,896
TOTAL SHORT-TERM INVESTMENTS (Cost $7,896)			7,896

Total Investments (Cost $2,620,316) — 112.2%			3,176,853
Liabilities in Excess of Other Assets — (12.2)%			(344,765)
TOTAL NET ASSETS — 100.0%			$2,832,088

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (12.3%) (a)

Call Options — (12.2%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $412.23	70	$(3,214,750)	$(344,367)
			(344,367)
Put Options — (0.1%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $312.15	70	(3,214,750)	(1,534)
			(1,534)
TOTAL WRITTEN OPTIONS (Premiums Received $283,756)			$(345,901)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (December) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 106.5% (a)(b)

CALL OPTIONS — 106.3%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $5.58	84	$3,857,700	$3,796,942
			3,796,942
PUT OPTIONS — 0.2%
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $220.34	84	3,857,700	301
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $367.24	84	3,857,700	5,547
			5,848
TOTAL PURCHASED OPTIONS (Cost $3,443,941)			3,802,790

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$7,973		7,973
TOTAL SHORT-TERM INVESTMENTS (Cost $7,973)			7,973

Total Investments (Cost $3,451,914) — 106.7%			3,810,763
Liabilities in Excess of Other Assets — (6.7)%			(238,038)
TOTAL NET ASSETS — 100.0%			$3,572,725

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (6.7%) (a)

Call Options — (6.6%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $435.25	84	$(3,857,700)	$(235,746)
			(235,746)
Put Options — (0.1%)
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $293.79	168	(7,715,400)	(2,650)
			(2,650)
TOTAL WRITTEN OPTIONS (Premiums Received $227,051)			$(238,396)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS — 99.0%

Pacer Swan SOS Conservative (April) ETF (a)	40,540	$882,150
Pacer Swan SOS Conservative (December) ETF (a)	23,016	512,106
Pacer Swan SOS Conservative (July) ETF (a)	80,308	1,685,890
Pacer Swan SOS Conservative (October) ETF (a)	87,868	1,838,638
Pacer Swan SOS Flex (April) ETF (a)	132,237	3,013,946
Pacer Swan SOS Flex (December) ETF (a)	33,966	811,957
Pacer Swan SOS Flex (July) ETF (a)	157,680	3,367,209
Pacer Swan SOS Flex (October) ETF (a)	145,023	3,088,526
Pacer Swan SOS Moderate (April) ETF (a)	180,189	3,964,554
Pacer Swan SOS Moderate (December) ETF (a)	78,282	1,779,397
Pacer Swan SOS Moderate (July) ETF (a)	400,090	8,431,897
Pacer Swan SOS Moderate (October) ETF (a)	403,672	8,484,418
TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (Cost $37,122,778)		37,860,688

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%

Money Market Deposit Accounts — 2.5%
U.S. Bank Money Market Deposit Account, 0.003% (b)	$936,859	936,859
TOTAL SHORT-TERM INVESTMENTS (Cost $936,859)		936,859

Total Investments (Cost $38,059,637) — 101.5%		38,797,547
Liabilities in Excess of Other Assets — (1.5)%		(563,251)
TOTAL NET ASSETS — 100.0%		$38,234,296

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2021.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 109.0% (a)(b)

Call Options — 107.7%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $5.94	65	$2,985,125	$2,926,414
			2,926,414
Put Options — 1.3%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $376.51	65	2,985,125	34,315
			34,315
TOTAL PURCHASED OPTIONS (Cost $2,710,894)			2,960,729

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%

Money Market Deposit Accounts — 0.5%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$13,511		13,511
TOTAL SHORT-TERM INVESTMENTS (Cost $13,511)			13,511

Total Investments (Cost $2,724,405) — 109.5%			2,974,240
Liabilities in Excess of Other Assets — (9.5)%			(257,705)
TOTAL NET ASSETS — 100.0%			$2,716,535

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (9.5%) (a)

Call Options — (9.2%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $432.40	65	$(2,985,125)	$(251,058)
			(251,058)
Put Options — (0.3%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $277.43	65	(2,985,125)	(7,452)
			(7,452)
TOTAL WRITTEN OPTIONS (Premiums Received $185,635)			$(258,510)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Amount	Value
PURCHASED OPTIONS — 108.2% (a)(b)

CALL OPTIONS — 106.5%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $5.98	130	$5,970,250	$5,852,309
			5,852,309
PUT OPTIONS — 1.7%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $396.37	130	5,970,250	94,190
			94,190
TOTAL PURCHASED OPTIONS (Cost $5,499,946)			5,946,499

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%

Money Market Deposit Accounts — 0.6%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$33,367		33,367
TOTAL SHORT-TERM INVESTMENTS (Cost $33,367)			33,367

Total Investments (Cost $5,533,313) — 108.8%			5,979,866
Liabilities in Excess of Other Assets — (8.8)%			(483,909)
TOTAL NET ASSETS — 100.0%			$5,495,957

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (8.8%) (a)

Call Options — (8.1%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $437.87	130	$(5,970,250)	$(446,187)
			(446,187)
Put Options — (0.7%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $336.88	130	(5,970,250)	(36,577)
			(36,577)
TOTAL WRITTEN OPTIONS (Premiums Received $415,378)			$(482,764)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 104.7% (a)(b)

CALL OPTIONS — 102.9%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price, $6.02	182	$8,358,350	$8,192,507
			8,192,507
PUT OPTIONS — 1.8%
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price, $237.80	182	8,358,350	11,335
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price, $369.33	182	8,358,350	131,783
			143,118
TOTAL PURCHASED OPTIONS (Cost $7,858,702)			8,335,625

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%

Money Market Deposit Accounts — 0.5%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$39,762		39,762
TOTAL SHORT-TERM INVESTMENTS (Cost $39,762)			39,762

Total Investments (Cost $7,898,464) — 105.2%			8,375,387
Liabilities in Excess of Other Assets — (5.2)%			(413,724)
TOTAL NET ASSETS — 100.0%			$7,961,663

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (5.2%) (a)

Call Options — (4.3%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $459.90	182	$(8,358,350)	$(338,757)
			(338,757)
Put Options — (0.9%)
SPDR S&P 500 ETF Trust, Expires 3/31/2022, Strike Price $317.06	364	(16,716,700)	(74,979)
			(74,979)
TOTAL WRITTEN OPTIONS (Premiums Received $444,708)			$(413,736)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (July) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Amount	Value
PURCHASED OPTIONS — 106.0% (a)(b)

CALL OPTIONS — 102.8%
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $6.42	84	$3,857,700	$3,764,557
			3,764,557
PUT OPTIONS — 3.2%
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $406.66	84	3,857,700	117,817
			117,817
TOTAL PURCHASED OPTIONS (Cost $3,738,105)			3,882,374

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%

Money Market Deposit Accounts — 0.6%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$23,962		23,962
TOTAL SHORT-TERM INVESTMENTS (Cost $23,962)			23,962

Total Investments (Cost $3,762,067) — 106.6%			3,906,336
Liabilities in Excess of Other Assets — (6.6)%			(242,646)
TOTAL NET ASSETS — 100.0%			$3,663,690

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (6.6%) (a)

Call Options — (6.0%)
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $458.67	84	$3,857,700	$(218,551)
			(218,551)
Put Options — (0.6%)
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $299.64	84	3,857,700	(27,688)
			(27,688)
TOTAL WRITTEN OPTIONS (Premiums Received $217,007)			$(246,239)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (July) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 106.5% (a)(b)

CALL OPTIONS — 102.3%
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $6.46	408	$18,737,400	$18,283,364
			18,283,364
PUT OPTIONS — 4.2%
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $428.10	408	18,737,400	752,116
			752,116
TOTAL PURCHASED OPTIONS (Cost $18,508,752)			19,035,480

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Money Market Deposit Accounts — 0.8%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$139,946		139,946
TOTAL SHORT-TERM INVESTMENTS (Cost $139,946)			139,946

Total Investments (Cost $18,648,698) — 107.3%			19,175,426
Liabilities in Excess of Other Assets — (7.3)%			(1,309,110)
TOTAL NET ASSETS — 100.0%			$17,866,316

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (7.3%) (a)

Call Options — (5.5%)
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $462.09	408	$18,737,400	$(974,175)
			(974,175)
Put Options — (1.8%)
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $363.85	408	18,737,400	(325,461)
			(325,461)
TOTAL WRITTEN OPTIONS (Premiums Received $1,252,039)			$(1,299,636)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (July) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 105.5% (a)(b)

CALL OPTIONS — 100.9%
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $6.51	120	$5,511,000	$5,376,862
			5,376,862
PUT OPTIONS — 4.6%
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $256.84	120	5,511,000	21,336
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $428.06	120	5,511,000	221,098
			242,434
TOTAL PURCHASED OPTIONS (Cost $5,420,556)			5,619,296

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Money Market Deposit Accounts — 0.8%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$41,408		41,408
TOTAL SHORT-TERM INVESTMENTS (Cost $41,408)			41,408

Total Investments (Cost $5,461,964) — 106.3%			5,660,704
Liabilities in Excess of Other Assets — (6.3)%			(333,401)
TOTAL NET ASSETS — 100.0%			$5,327,303

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (6.2%) (a)

Call Options — (3.5%)
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $476.43	120	$(5,511,000)	$(189,732)
			(189,732)
Put Options — (2.7%)
SPDR S&P 500 ETF Trust, Expires 6/30/2022, Strike Price $342.45	240	(11,022,000)	(142,818)
			(142,818)
TOTAL WRITTEN OPTIONS (Premiums Received $398,409)			$(332,550)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (October) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 107.2% (a)(b)

CALL OPTIONS — 102.8%
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $6.44	60	$2,755,500	$2,679,304
			2,679,304
PUT OPTIONS — 4.4%
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $407.68	60	2,755,500	114,387
			114,387
TOTAL PURCHASED OPTIONS (Cost $2,746,431)			2,793,691

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Money Market Deposit Accounts — 0.8%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$21,504		21,504
TOTAL SHORT-TERM INVESTMENTS (Cost $21,504)			21,504

Total Investments (Cost $2,767,935) — 108.0%			2,815,195
Liabilities in Excess of Other Assets — (8.0)%			(207,737)
TOTAL NET ASSETS — 100.0%			$2,607,458

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (8.0%) (a)

Call Options — (6.8%)
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $461.58	60	$(2,755,500)	$(178,491)
			(178,491)
Put Options — (1.2%)
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $300.40	60	(2,755,500)	(30,506)
			(30,506)
TOTAL WRITTEN OPTIONS (Premiums Received $181,532)			$(208,997)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (October) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 107.8% (a)(b)

CALL OPTIONS — 102.2%
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $6.48	204	$9,368,700	$9,108,823
			9,108,823
PUT OPTIONS — 5.6%
SPDR S&P 500 ETF Trust, Expires 9/22/2021, Strike Price $429.18	204	9,368,700	493,661
			493,661
TOTAL PURCHASED OPTIONS (Cost $9,515,632)			9,602,484

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%

Money Market Deposit Accounts — 0.7%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$66,674		66,674
TOTAL SHORT-TERM INVESTMENTS (Cost $66,674)			66,674

Total Investments (Cost $9,582,306) — 108.5%			9,669,158
Liabilities in Excess of Other Assets — (8.5)%			(757,162)
TOTAL NET ASSETS — 100.0%			$8,911,996

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (8.5%) (a)

Call Options — (5.9%)
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $468.06	204	$(9,368,700)	$(521,819)
			(521,819)
Put Options — (2.6%)
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $364.77	204	(9,368,700)	(235,842)
			(235,842)
TOTAL WRITTEN OPTIONS (Premiums Received $740,609)			$(757,661)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (October) ETF

SCHEDULES OF INVESTMENTS
October 31, 2021

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 106.9% (a)(b)

CALL OPTIONS — 100.8%
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $6.52	84	$3,857,700	$3,750,359
			3,750,359
PUT OPTIONS — 6.1%
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $257.48	84	3,857,700	23,731
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $429.14	84	3,857,700	203,181
			226,912
TOTAL PURCHASED OPTIONS (Cost $3,912,267)			3,977,271

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%

Money Market Deposit Accounts — 0.9%
Market Deposit Account, 0.003% (c)	$32,416		$32,416
TOTAL SHORT-TERM INVESTMENTS (Cost $32,416)			32,416

Total Investments (Cost $3,944,683) — 107.8%			4,009,687
Liabilities in Excess of Other Assets — (7.8)%			(289,773)
TOTAL NET ASSETS — 100.0%			$3,719,914

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of October 31, 2021.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2021

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (7.8%) (a)

Call Options — (3.8%)
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $484.84	84	$(3,857,700)	$(141,346)
			(141,346)
Put Options — (4.0%)
SPDR S&P 500 ETF Trust, Expires 9/30/2022, Strike Price $343.31	168	(7,715,400)	(149,301)
			(149,301)
TOTAL WRITTEN OPTIONS (Premiums Received $287,371)			$(290,647)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2021

	Pacer American Energy Independence ETF	Pacer Salt High truBetaTM US Market ETF	Pacer Salt Low truBetaTM US Market ETF	Pacer Swan SOS Conservative (December) ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$26,232,300	$8,081,854	$7,385,718	$3,170,113
Foreign Currency at Value*	1,775	—	726	—
Interest and Dividends Receivable	147,774	3,998	8,139	—
Deposits with Broker for Options	—	—	—	7,469
Securities Lending Income Receivable	319	72	33	—
Total Assets	26,382,168	8,085,924	7,394,616	3,177,582

LIABILITIES
Written Options, at Value	—	—	—	401,804
Management Fees Payable	16,281	3,304	3,204	1,760
Collateral Received for Securities Loaned	1,056,930	1,550,197	996,433	—
Total Liabilities	1,073,211	1,553,501	999,637	403,564

NET ASSETS	$25,308,957	$6,532,423	$6,394,979	$2,774,018

NET ASSETS CONSIST OF:
Paid-in Capital	$22,540,166	$9,170,650	$6,490,744	$2,630,484
Total Distributable Earnings (Accumulated Deficit)	2,768,791	(2,638,227)	(95,765)	143,534
Net Assets	$25,308,957	$6,532,423	$6,394,979	$2,774,018
* Identified Cost:
Investments in Unaffiliated Securities	$20,125,949	$7,504,353	$6,685,113	$2,797,744
Foreign Currencies	1,784	—	726	—
^ Includes Loaned Securities with a value of	1,010,042	1,511,332	974,252	—
Premiums Received:
Written Options	$—	$—	$—	$186,290

Net Asset Value:
Net Assets	$25,308,957	$6,532,423	$6,394,979	$2,774,018
Shares Outstanding (No Par Value)	1,000,000	150,000	200,000	125,000
Net Asset Value, Offering and Redemption Price per Share	$25.31	$43.55	$31.97	$22.19

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2021

	Pacer Swan SOS Moderate (December) ETF	Pacer Swan SOS Flex (December) ETF	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Conservative (April) ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$3,176,853	$3,810,763	$936,859	$2,974,240
Investments in Affiliated Securities, at Value*	—	—	37,860,688	—
Interest and Dividends Receivable	—	—	2	—
Receivable for Capital Shares Sold	—	—	132	—
Deposits with Broker for Options	3,253	2,140	—	2,357
Total Assets	3,180,106	3,812,903	38,797,681	2,976,597

LIABILITIES
Options Written, at Value	345,901	238,396	—	258,510
Management Fees Payable	2,117	1,782	5,592	1,552
Payable for Investment Securities Sold	—	—	557,793	—
Total Liabilities	348,018	240,178	563,385	260,062

NET ASSETS	$2,832,088	$3,572,725	$38,234,296	$2,716,535

NET ASSETS CONSIST OF:
Paid-in Capital	$2,564,419	$3,293,641	$37,519,728	$2,639,101
Total Distributable Earnings (Accumulated Deficit)	267,669	279,084	714,568	77,434
Net Assets	$2,832,088	$3,572,725	$38,234,296	$2,716,535
* Identified Cost:
Investments in Unaffiliated Securities	$2,620,316	$3,451,914	$936,859	$2,724,405
Investments in Affiliated Securities	—	—	37,122,778	—
Premiums Received:
Options Written	$283,756	$227,051	$—	$185,635

Net Asset Value:
Net Assets	$2,832,088	$3,572,725	$38,234,296	$2,716,535
Shares Outstanding (No Par Value)	125,000	150,000	1,700,000	125,000
Net Asset Value, Offering and Redemption Price per Share	$22.66	$23.82	$22.49	$21.73

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2021

	Pacer Swan SOS Moderate (April) ETF	Pacer Swan SOS Flex (April) ETF	Pacer Swan SOS Conservative (July) ETF	Pacer Swan SOS Moderate (July) ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$5,979,866	$8,375,387	$3,906,336	$19,175,426
Receivable for Investment Securities Sold	—	—	—	53
Deposits with Broker for Options	3,381	5,003	6,148	2,093
Total Assets	5,983,247	8,380,390	3,912,484	19,177,572

LIABILITIES
Options Written, at Value	482,764	413,736	246,239	1,299,636
Management Fees Payable	4,526	4,991	2,555	11,620
Total Liabilities	487,290	418,727	248,794	1,311,256

NET ASSETS	$5,495,957	$7,961,663	$3,663,690	$17,866,316

NET ASSETS CONSIST OF:
Paid-in Capital	$5,242,765	$7,453,768	$3,598,322	$17,566,343
Total Distributable Earnings (Accumulated Deficit)	253,192	507,895	65,368	299,973
Net Assets	$5,495,957	$7,961,663	$3,663,690	$17,866,316
* Identified Cost:
Investments in Unaffiliated Securities	$5,533,313	$7,898,464	$3,762,067	$18,648,698
Premiums Received:
Options Written	$415,378	$444,708	$217,007	$1,252,039

Net Asset Value:
Net Assets	$5,495,957	$7,961,663	$3,663,690	$17,866,316
Shares Outstanding (No Par Value)	250,000	350,000	175,000	850,000
Net Asset Value, Offering and Redemption Price per Share	$21.98	$22.75	$20.94	$21.02

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2021

	Pacer Swan SOS Flex (July) ETF	Pacer Swan SOS Conservative (October) ETF	Pacer Swan SOS Moderate (October) ETF	Pacer Swan SOS Flex (October) ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$5,660,704	$2,815,195	$9,669,158	$4,009,687
Deposits with Broker for Options	2,912	2,102	2,978	2,106
Total Assets	5,663,616	2,817,297	9,672,136	4,011,793

LIABILITIES
Options Written, at Value	332,550	208,997	757,661	290,647
Management Fees Payable	3,763	842	2,479	1,232
Total Liabilities	336,313	209,839	760,140	291,879

NET ASSETS	$5,327,303	$2,607,458	$8,911,996	$3,719,914

NET ASSETS CONSIST OF:
Paid-in Capital	$5,143,671	$2,587,663	$8,842,196	$3,658,186
Total Distributable Earnings (Accumulated Deficit)	183,632	19,795	69,800	61,728
Net Assets	$5,327,303	$2,607,458	$8,911,996	$3,719,914
* Identified Cost:
Investments in Unaffiliated Securities	$5,461,964	$2,767,935	$9,582,306	$3,944,683
Premiums Received:
Options Written	$398,409	$181,532	$740,609	$287,371

Net Asset Value:
Net Assets	$5,327,303	$2,607,458	$8,911,996	$3,719,914
Shares Outstanding (No Par Value)	250,000	125,000	425,000	175,000
Net Asset Value, Offering and Redemption Price per Share	$21.31	$20.86	$20.97	$21.26

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2021

	Pacer American Energy Independence ETF	Pacer Salt High truBetaTM US Market ETF	Pacer Salt Low truBetaTM US Market ETF
INVESTMENT INCOME
Income:
Dividends*	$510,020	$82,291	$156,768
Interest	5	3	—
Securities Lending Income, Net	1,724	744	217
Total Investment Income	511,749	83,038	156,985

Expenses
Management fees	149,127	60,268	41,146
Total Expenses	149,127	60,268	41,146
Net Investment Income	362,622	22,770	115,839

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(338,201)	511,626	47,134
Net Realized Gain (Loss) on In-Kind Redemptions	1,407,374	3,370,402	747,646
Net realized Gain (Loss) on Foreign Currency	1,088	—	—
Total	1,070,261	3,882,028	794,780
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	8,482,716	51,786	497,726
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	141	—	—
Total	8,482,857	51,786	497,726
Net Realized and Unrealized Gain (Loss) on Investments	9,553,118	3,933,814	1,292,506
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,915,740	$3,956,584	$1,408,345

* Net of fees and foreign withholding tax of	$(50,185)	$—	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2021

	Pacer Swan SOS Conservative (December) ETF For the Period Ended October 31, 2021 (a)	Pacer Swan SOS Moderate (December) ETF For the Period Ended October 31, 2021 (a)	Pacer Swan SOS Flex (December) ETF For the Period Ended October 31, 2021 (a)	Pacer Swan SOS Fund of Funds ETF For the Period Ended October 31, 2021 (b)
INVESTMENT INCOME
Income:
Interest	$—	$8	$—	$6
Total Investment Income	—	8	—	6

Expenses
Management fees	13,481	23,631	13,850	21,454
Broker fees and interest	9	123	31	13
Total Expenses	13,490	23,754	13,881	21,467
Net Investment Income	(13,490)	(23,746)	(13,881)	(21,461)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	—	(7,003)	(17,358)	—
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	—	—	273,078	(c)
Net Realized Gain (Loss) on Written Options	—	(146,119)	(36,239)	—
Total	—	(153,122)	(53,597)	273,078
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	372,369	556,537	358,849	—
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	—	—	—	737,910
Change in Unrealized Appreciation (Depreciation) on Investments Written Options	(215,514)	(62,145)	(11,344)	—
Total	156,855	494,392	347,505	737,910
Net Realized and Unrealized Gain (Loss) on Investments	156,855	341,270	293,908	1,010,988
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143,365	$317,524	$280,027	$989,527

(a)	The Fund commenced operations on December 22, 2020. The information presented is for the period from December 22, 2020 to October 31, 2021.

(b)	The Fund commenced operations on December 29, 2020. The information presented is for the period from December 29, 2020 to October 31, 2021.

(c)	Includes Net Realized Gain (Loss) on In-Kind Redemptions of $274,972.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2021

	Pacer Swan SOS Conservative (April) ETF For the Period Ended October 31, 2021 (c)	Pacer Swan SOS Moderate (April) ETF For the Period Ended October 31, 2021 (c)	Pacer Swan SOS Flex (April) ETF For the Period Ended October 31, 2021 (c)
INVESTMENT INCOME
Income:
Interest	$—	$1	$1
Total Investment Income	—	1	1

Expenses
Management fees	8,776	20,949	26,403
Broker fees and interest	29	77	3
Total Expenses	8,805	21,026	26,406
Net Investment Income	(8,805)	(21,025)	(26,405)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(14,783)	(51,314)	—
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	—	—
Net Realized Gain (Loss) on Written Options	(55,572)	(74,661)	—
Total	(70,355)	(125,975)	—
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	249,835	446,554	476,923
Change in Unrealized Appreciation (Depreciation) on Investments Written Options	(72,875)	(67,387)	30,972
Total	176,960	379,167	507,895
Net Realized and Unrealized Gain (Loss) on Investments	106,605	253,192	507,895
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,800	$232,167	$481,490

(c)	The Fund commenced operations on March 31, 2021. The information presented is for the period from March 31, 2021 to October 31, 2021.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2021

	Pacer Swan SOS Conservative (July) ETF For the Period Ended October 31, 2021 (d)	Pacer Swan SOS Moderate (July) ETF For the Period Ended October 31, 2021 (d)	Pacer Swan SOS Flex (July) ETF For the Period Ended October 31, 2021 (d)
INVESTMENT INCOME
Income:
Interest	$—	$1	$1
Total Investment Income	—	1	1

Expenses
Management fees	6,817	29,719	12,651
Broker fees and interest	85	60	123
Total Expenses	6,902	29,779	12,774
Net Investment Income	(6,902)	(29,778)	(12,773)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(24,566)	(76,446)	(50,251)
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	—	—
Net Realized Gain (Loss) on Written Options	(25,104)	(36,689)	(21,568)
Total	(49,670)	(113,135)	(71,819)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	144,269	526,728	198,740
Change in Unrealized Appreciation (Depreciation) on Investments Written Options	(29,231)	(47,597)	65,859
Total	115,038	479,131	264,599
Net Realized and Unrealized Gain (Loss) on Investments	65,368	365,996	192,780
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,466	$336,218	$180,007

(d)	The Fund commenced operations on June 30, 2021. The information presented is for the period from June 30, 2021 to October 31, 2021.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2021

	Pacer Swan SOS Conservative (October) ETF For the Period Ended October 31, 2021 (e)	Pacer Swan SOS Moderate (October) ETF For the Period Ended October 31, 2021 (e)	Pacer Swan SOS Flex (October) ETF For the Period Ended October 31, 2021 (e)
INVESTMENT INCOME
Income:
Interest	$1	$1	$2
Total Investment Income	1	1	2

Expenses
Management fees	842	2,479	1,232
Broker fees and interest	—	—	—
Total Expenses	842	2,479	1,232
Net Investment Income	(841)	(2,478)	(1,230)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	—	—	—
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	—	—
Net Realized Gain (Loss) on Written Options	—	—	—
Total	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	47,260	86,853	65,004
Change in Unrealized Appreciation (Depreciation) on Investments Written Options	(27,465)	(17,053)	(3,276)
Total	19,795	69,800	61,728
Net Realized and Unrealized Gain (Loss) on Investments	19,795	69,800	61,728
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,954	$67,322	$60,498

(e)	The Fund commenced operations on September 30, 2021. The information presented is for the period from September 30, 2021 to October 31, 2021.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer American Energy Independence ETF (a)
	For the Year Ended October 31, 2021	For the Period Ended October 31, 2020 (b)	For the Year Ended November 30, 2019
OPERATIONS
Net Investment Income	$362,622	$191,447	$181,818
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,070,261	(1,896,546)	616,147
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	8,482,857	(1,115,064)	(500,453)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,915,740	(2,820,163)	297,512

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(456,943)	(245,568)	(112,296)
Return of Capital	(845,057)	(709,985)	(626,154)
Total Distributions to Shareholders	(1,302,000)	(955,553)	(738,450)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	8,838,065	9,066,280	17,042,250
Payments for Shares Redeemed	(4,108,890)	(4,221,315)	(14,988,310)
Transaction Fees (see Note 1)	—	—	147
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	4,729,175	4,844,965	2,054,087
Net Increase (Decrease) in Net Assets	$13,342,915	$1,069,249	$1,613,149

NET ASSETS
Beginning of Period	$11,966,042	$10,896,793	$9,283,644
End of Period	$25,308,957	$11,966,042	$10,896,793

(a)	Shares of the Predecessor USAI Fund converted Shares at the close of business on December 13, 2019. See Note 1 to the Financial Statements.

(b)	For the period ended December 1, 2019 to October 31, 2020.

(c)	A summary of capital share transactions is as follows:

	Shares	Shares (d)	Shares (d)
Subscriptions	400,000	550,000	700,000
Redemptions	(200,000)	(250,000)	(600,000)
Net Increase (Decrease)	200,000	300,000	100,000

(d)	Shares of Predecessor Fund converted into Fund Shares at the close of business on December 13, 2019. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Salt High truBetaTM US Market ETF (a)
	For the Year Ended October 31, 2021	For the Period Ended October 31, 2020 (b)	For the Year Ended December 31, 2019
OPERATIONS
Net Investment Income (Loss)	$22,770	$169,489	$155,088
Net Realized Gain (Loss) on Investments	3,882,028	792,296	1,995,803
Change in Unrealized Appreciation (Depreciation) of Investments	51,786	(552,103)	1,458,045
Net Increase (Decrease) in Net Assets Resulting from Operations	3,956,584	409,682	3,608,936

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(192,258)	—	(155,507)
Return of Capital	(808)	—	—
Total Distributions to Shareholders	(193,066)	—	(155,507)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	12,853,437	4,923,967	11,643,208
Payments for Shares Redeemed	(18,090,595)	(12,790,613)	(7,909,050)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	(5,237,158)	(7,866,646)	3,734,158
Net Increase (Decrease) in Net Assets	$(1,473,640)	$(7,456,964)	$7,187,587

NET ASSETS
Beginning of Period/Year	$8,006,063	$15,463,027	$8,275,440
End of Period/Year	$6,532,423	$8,006,063	$15,463,027

(a)	Shares of the Predecessor SLT Fund converted Shares at the close of business on October 2, 2020. See Note 1 to the Financial Statements.

(b)	For the period ended January 1, 2020 to October 31, 2020.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares (d)	Shares (d)
Subscriptions	325,000	200,000	450,000
Redemptions	(450,000)	(475,000)	(300,000)
Net Increase (Decrease)	(125,000)	(275,000)	150,000

(d)	Shares of each Predecessor Fund converted into separate Fund Shares at the close of business on October 2, 2020. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Salt Low truBetaTM US Market ETF (a)
	For the Year Ended October 31, 2021	For the Period Ended October 31, 2020 (b)	For the Period Ended December 31, 2019 (c)
OPERATIONS
Net Investment Income (Loss)	$115,839	$184,347	$136,318
Net Realized Gain (Loss) on Investments	794,780	(451,039)	21,452
Change in Unrealized Appreciation (Depreciation) of Investments	497,726	(460,175)	663,054
Net Increase (Decrease) in Net Assets Resulting from Operations	1,408,345	(726,867)	820,824

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(143,467)	(179,737)	(138,282)
Return of Capital	(3,527)	—	—
Total Distributions to Shareholders	(146,994)	(179,737)	(138,282)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,573,083	2,801,520	8,610,788
Payments for Shares Redeemed	(4,415,548)	(3,212,153)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (d)	(2,842,465)	(410,633)	8,610,788
Net Increase (Decrease) in Net Assets	$(1,581,114)	$(1,317,237)	$9,293,330

NET ASSETS
Beginning of Period/Year	$7,976,093	$9,293,330	$—
End of Period/Year	$6,394,979	$7,976,093	$9,293,330

(a)	Shares of the Predecessor LSLT Fund converted Shares at the close of business on October 2, 2020. See Note 1 to the Financial Statements.

(b)	For the period ended January 1, 2020 to October 31, 2020.

(c)

The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to December 31, 2019. Shares of the Predecessor Fund converted to shares of the Fund at the close of business December 13, 2019.

(d)	Summary of capital share transactions is as follows:

	Shares	Shares (e)	Shares (c)
Subscriptions	50,000	100,000	325,000
Redemptions	(150,000)	(125,000)	—
Net Increase (Decrease)	(100,000)	(25,000)	325,000

(e)	Shares of each Predecessor Fund converted into separate Fund Shares at the close of business on October 2, 2020. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (December) ETF	Pacer Swan SOS Moderate (December) ETF	Pacer Swan SOS Flex (December) ETF	Pacer Swan SOS Fund of Funds ETF
	For the Period Ended October 31, 2021 (a)	For the Period Ended October 31, 2021 (a)	For the Period Ended October 31, 2021 (a)	For the Period Ended October 31, 2021 (b)
OPERATIONS
Net Investment Income (Loss)	$(13,490)	$(23,746)	$(13,881)	$(21,461)
Net Realized Gain (Loss) on Investments	$—	$(153,122)	$(53,597)	273,078
Change in Unrealized Appreciation (Depreciation) of Investments	156,855	494,392	347,505	737,910
Net Increase (Decrease) in Net Assets Resulting from Operations	143,365	317,524	280,027	989,527

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,630,390	5,865,068	4,461,535	47,119,153
Payments for Shares Redeemed	—	(3,351,426)	(1,169,400)	(9,927,608)
Transaction Fees (See Note 1)	263	922	563	53,224
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	2,630,653	2,514,564	3,292,698	37,244,769
Net Increase (Decrease) in Net Assets	$2,774,018	$2,832,088	$3,572,725	$38,234,296

NET ASSETS
Beginning of Period	$—	$—	$—	$—
End of Period	$2,774,018	$2,832,088	$3,572,725	$38,234,296

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.

(b)	Fund commenced operations on December 29, 2020. The information presented is for the period December 29, 2020 to October 31, 2021.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	125,000	275,000	200,000	2,150,000
Redemptions	—	(150,000)	(50,000)	(450,000)
Net Increase (Decrease)	125,000	125,000	150,000	1,700,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (April) ETF	Pacer Swan SOS Moderate (April) ETF	Pacer Swan SOS Flex (April) ETF
	For the Period Ended October 31, 2021 (a)	For the Period Ended October 31, 2021 (a)	For the Period Ended October 31, 2021 (a)
OPERATIONS
Net Investment Income (Loss)	$(8,805)	$(21,025)	$(26,405)
Net Realized Gain (Loss) on Investments	(70,355)	(125,975)	—
Change in Unrealized Appreciation (Depreciation) of Investments	176,960	379,167	507,895
Net Increase (Decrease) in Net Assets Resulting from Operations	97,800	232,167	481,490

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	3,699,257	7,994,080	7,479,425
Payments for Shares Redeemed	(1,081,000)	(2,731,363)	—
Transaction Fees (See Note 1)	478	1,073	748
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	2,618,735	5,263,790	7,480,173
Net Increase (Decrease) in Net Assets	$2,716,535	$5,495,957	$7,961,663

NET ASSETS
Beginning of Period	$—	$—	$—
End of Period	$2,716,535	$5,495,957	$7,961,663

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.

(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	175,000	375,000	350,000
Redemptions	(50,000)	(125,000)	—
Net Increase (Decrease)	125,000	250,000	350,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (July) ETF	Pacer Swan SOS Moderate (July) ETF	Pacer Swan SOS Flex (July) ETF
	For the Period Ended October 31, 2021 (a)	For the Period Ended October 31, 2021 (a)	For the Period Ended October 31, 2021 (a)
OPERATIONS
Net Investment Income (Loss)	$(6,902)	$(29,778)	$(12,773)
Net Realized Gain (Loss) on Investments	(49,670)	(113,135)	(71,819)
Change in Unrealized Appreciation (Depreciation) of Investments	115,038	479,131	264,599
Net Increase (Decrease) in Net Assets Resulting from Operations	58,466	336,218	180,007

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,683,273	22,764,348	10,880,215
Payments for Shares Redeemed	(2,078,825)	(5,237,050)	(5,734,580)
Transaction Fees (See Note 1)	776	2,800	1,661
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	3,605,224	17,530,098	5,147,296
Net Increase (Decrease) in Net Assets	$3,663,690	$17,866,316	$5,327,303

NET ASSETS
Beginning of Period	$—	$—	$—
End of Period	$3,663,690	$17,866,316	$5,327,303

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.

(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	275,000	1,100,000	525,000
Redemptions	(100,000)	(250,000)	(275,000)
Net Increase (Decrease)	175,000	850,000	250,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (October) ETF	Pacer Swan SOS Moderate (October) ETF	Pacer Swan SOS Flex (October) ETF
	For the Period Ended October 31, 2021 (a)	For the Period Ended October 31, 2021 (a)	For the Period Ended October 31, 2021 (a)
OPERATIONS
Net Investment Income (Loss)	$(841)	$(2,478)	$(1,230)
Net Realized Gain (Loss) on Investments	—	—	—
Change in Unrealized Appreciation (Depreciation) of Investments	19,795	69,800	61,728
Net Increase (Decrease) in Net Assets Resulting from Operations	18,954	67,322	60,498

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,588,245	8,843,790	3,659,050
Payments for Shares Redeemed	—	—	—
Transaction Fees (See Note 1)	259	884	366
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	2,588,504	8,844,674	3,659,416
Net Increase (Decrease) in Net Assets	$2,607,458	$8,911,996	$3,719,914

NET ASSETS
Beginning of Period	$—	$—	$—
End of Period	$2,607,458	$8,911,996	$3,719,914

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.

(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	125,000	425,000	175,000
Redemptions	—	—	—
Net Increase (Decrease)	125,000	425,000	175,000

The accompanying notes are an integral part of the financial statements.

Pacer American Energy Independence ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Year Ended October 31, 2021	For the Period Ended October 31, 2020(a)		For the Year Ended November 30, 2019	For the Period Ended November 30, 2018(b)
Net Asset Value, Beginning of Period	$14.96	$21.79		$23.21	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (c)	0.40	0.28		0.37	0.55
Net Realized and Unrealized Gain (Loss) on Investments (d)	11.39	(5.55)		(0.34)	(1.51)
Total from Investment Operations	11.79	(5.27)		0.03	(0.96)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.50)	(0.52)		(0.22)	(0.50)
Return of Capital	(0.94)	(1.04)		(1.23)	(0.33)
Total Distributions	(1.44)	(1.56)		(1.45)	(0.83)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 1)	—	—		0.00 (e)	—

Net Asset Value, End of Period	$25.31	$14.96		$21.79	$23.21
Total return	80.71%	-24.76	%(f)	-0.13%	-4.06	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$25,309	$11,966		$10,897	$9,284

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75%	0.75	%(g)	0.75%	0.75	%(g)
Net Investment Income (Loss) to Average Net Assets	1.82%	1.81	%(g)	1.58%	2.25	%(g)
Portfolio Turnover Rate (h)	22%	41	%(f)	26%	61	%(f)

(a)	Shares of the Predecessor USAI Fund converted Shares at the close of business on December 13, 2019. See Note 1 in the Financial Statements. For the period ended December 1, 2019 to October 31, 2020.
(b)	Commencement of operations on December 12, 2017.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(e)	Represents less than $0.005.
(f)	Not annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Pacer Salt High truBetaTM US Market ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2021	For the Period Ended October 31, 2020(a)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018(b)
Net Asset Value, Beginning of Period	$29.11	$28.11		$20.69		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (c)	0.09	0.37		0.32		0.14
Net Realized and Unrealized Gain (Loss) on Investments (g)	15.07	0.63		7.40		(4.32)
Total from Investment Operations	15.16	1.00		7.72		(4.18)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.72)	—		(0.30)		(0.07)
Return of Capital	— (h)	—		—		—
Realized Gains	—	—		—		(0.06)
Total Distributions	(0.72)	—		(0.30)		(0.13)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 1)	—	—		—		—	(h)

Net Asset Value, End of Period	$43.55	$29.11		$28.11		$20.69
Total Return	52.53%	3.55	%(d)	37.32%		-16.76	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$6,532	$8,006		$15,463		$8,275

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.31	%(e)	0.30	%(i)	0.50	%(e)
Net Investment Income (Loss) to Average Net Assets	0.23%	1.79	%(e)	1.28%		0.97	%(e)
Portfolio Turnover Rate (f)	217%	157	%(d)	202%		145	%(d)

(a)	Shares of the Predecessor SLT Fund converted Shares at the close of business on October 2, 2020. See Note 1 in the Financial Statements. For the period ended January 1, 2020 to October 31, 2020.
(b)	The Fund commenced operations on May 15, 2018. The information presented is for the period from May 15, 2018 to December 31, 2018.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.
(g)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(h)	Represents less than $0.005.
(i)	Effective January 14, 2019, the Predessor SLT Fund’s adviser reduced its management fee from 0.50% to 0.29%. See Note 3 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Salt Low truBetaTM US Market ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2021	For the Period Ended October 31, 2020(a)		For the Period Ended December 31, 2019(b)
Net Asset Value, Beginning of Period	$26.59	$28.59		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (c)	0.50	0.53		0.62
Net Realized and Unrealized Gain (Loss) on Investments (g)	5.55	(2.01)		3.40
Total from Investment Operations	6.05	(1.48)		4.02

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.65)	(0.45)		(0.43)
Return of Capital	(0.02)	—		—
Realized Gains	—	(0.07)		—
Total Distributions	(0.67)	(0.52)		(0.43)

Net Asset Value, End of Period	$31.97	$26.59		$28.59
Total Return	23.01%	-5.04	%(d)	16.09	%(d)(i)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$6,395	$7,976		$9,293

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets before Fees Waived	0.60%	0.31	%(e)	0.29	%(e)
Expenses to Average Net Assets after Fees Waived	0.60%	0.13	%(e)	0.03	%(h)(e)
Net Investment Income (Loss) to Average Net Assets before Fees Waived	1.69%	2.21	%(e)	2.54	%(e)
Net Investment Income (Loss) to Average Net Assets after Fees Waived	1.69%	2.39	%(e)	2.79	%(e)
Portfolio Turnover Rate (f)	15%	39	%(d)	31	%(d)

(a)	Shares of the Predecessor LSLT Fund converted Shares at the close of business on October 2, 2020. See Note 1 in the Financial Statements. For the period ended January 1, 2020 to October 31, 2020.
(b)

The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to December 31, 2019. Shares of the Predecessor Fund converted to shares of the Fund at the close of business December 13, 2019.

(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.
(g)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(h)	Effective May 13, 2019, the Predecessor Fund’s adviser agreed to waive the Fund’s full unitary management fee of 0.29% on the first $100 million in net assets. See Note 3 to the Financial Statements.
(i)	Net increase from contributions contributed 0.04% to this return. See Note 3 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (December) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.77
Total from Investment Operations	1.63

Net Asset Value, End of Period	$22.19
Total Return	7.94	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,774

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75%	(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (December) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.24
Total from Investment Operations	2.10

Net Asset Value, End of Period	$22.66
Total Return	10.20	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,832

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (December) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments (c)	3.41
Total from Investment Operations	3.26

Net Asset Value, End of Period	$23.82
Total Return	15.85	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,573

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.26
Total from Investment Operations	2.23

Net Asset Value, End of Period	$22.49
Total Return	11.01	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$38,234

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.18	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.18	%(e)
Portfolio Turnover Rate (d)	69	%(f)

(a)	Fund commenced operations on December 29, 2020. The information presented is from December 29, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.21
Total from Investment Operations	1.12

Net Asset Value, End of Period	$21.73
Total Return	5.45	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,717

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.47
Total from Investment Operations	1.37

Net Asset Value, End of Period	$21.98
Total Return	6.67	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$5,496

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.24
Total from Investment Operations	2.14

Net Asset Value, End of Period	$22.75
Total Return	10.37	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$7,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.51
Total from Investment Operations	0.46

Net Asset Value, End of Period	$20.94
Total Return	2.22	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,664

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.59
Total from Investment Operations	0.54

Net Asset Value, End of Period	$21.02
Total Return	2.63	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$17,866

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.88
Total from Investment Operations	0.83

Net Asset Value, End of Period	$21.31
Total Return	4.05	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$5,327

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.36
Total from Investment Operations	0.35

Net Asset Value, End of Period	$20.86
Total Return	1.71	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,607

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.47
Total from Investment Operations	0.46

Net Asset Value, End of Period	$20.97
Total Return	2.24	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$8,912

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Year/Period	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.76
Total from Investment Operations	0.75

Net Asset Value, End of Period	$21.26
Total Return	3.64	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,720

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021

NOTE 1 – ORGANIZATION

Pacer Funds Trust (the “Trust”) is a Delaware statutory trust organized on August 12, 2014. All Funds in the Trust, except PTLC, PTMC, PTNQ, PTEU, PTIN, PTBD, TRND, GCOW, COWZ, CALF, ICOW, BUL, ECOW, HERD, PWS, INDS, SRVR, SZNE, AFTY, VIRS, ATLT, PAMC, PALC, PEXL, TRPL, QDPL and FLRT’s fiscal year ends are October 31st and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”);

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer American Energy ETF	USAI	December 12, 2017	NYSE	$250
Pacer Salt High truBetaTM US Market ETF	SLT	May 15, 2018	Cboe	250
Pacer Salt Low truBetaTM US Market ETF	LSLT	March 12, 2019	Cboe	250
Pacer Swan SOS Conservative (December) ETF	PSCX	December 22, 2020	Cboe	250
Pacer Swan SOS Moderate (December) ETF	PSMD	December 22, 2020	Cboe	250
Pacer Swan SOS Flex (December) ETF	PSFD	December 22, 2020	Cboe	250
Pacer Swan SOS Fund of Funds ETF	PSFF	December 29, 2020	Cboe	250
Pacer Swan SOS Conservative (April) ETF	PSCW	March 31, 2021	Cboe	250
Pacer Swan SOS Moderate (April) ETF	PSMR	March 31, 2021	Cboe	250
Pacer Swan SOS Flex (April) ETF	PSFM	March 31, 2021	Cboe	250
Pacer Swan SOS Conservative (July) ETF	PSCJ	June 30, 2021	Cboe	250
Pacer Swan SOS Moderate (July) ETF	PSMJ	June 30, 2021	Cboe	250
Pacer Swan SOS Flex (July) ETF	PSFJ	June 30, 2021	Cboe	250
Pacer Swan SOS Conservative (October) ETF	PSCQ	September 30, 2021	Cboe	250
Pacer Swan SOS Moderate (October) ETF	PSMO	September 30, 2021	Cboe	250
Pacer Swan SOS Flex (October) ETF	PSFO	September 30, 2021	Cboe	250

Each of the Funds are non-diversified series of the Trust. The investment objective of the following Funds is to track the performance, before fees and expenses, of the

Ticker	Index
USAI	American Energy Independence Index
SLT	Pacer Salt High truBetaTM US Market Index
LSLT	Pacer Salt Low truBetaTM US Market Index

The investment objective of the following Funds is to seek

Ticker	Objective
PSCX

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.92% (before fees and expenses of the Fund) and 9.17% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from December 22, 2020 to December 17, 2021.

PSMD

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.25% (before fees and expenses of the Fund) and 11.50% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from December 22, 2020 to December 17, 2021.

PSFD

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 18.52% (before fees and expenses of the Fund) and 17.17% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from December 22, 2020 to December 17, 2021.

PSFF	capital appreciation with downside protection.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

Ticker	Objective
PSCW

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.10% (before fees and expenses of the Fund) and 8.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2021 to March 31, 2022.

PSMR

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 10.48% (before fees and expenses of the Fund) and 9.73% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2021 to March 31, 2022.

PSFM

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.04% (before fees and expenses of the Fund) and 15.29% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2021 to March 31, 2022.

PSCJ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.15% (before fees and expenses of the Fund) and 6.40% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2021 to June 30, 2022.

PSMJ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 7.95% (before fees and expenses of the Fund) and 7.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2021 to June 30, 2022.

PSFJ

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.30% (before fees and expenses of the Fund) and 10.55% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2021 to June 30, 2022.

PSCQ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.56% (before fees and expenses of the Fund) and 6.81% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2021 to September 30, 2022.

PSMO

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 9.07% (before fees and expenses of the Fund) and 8.32% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2021 to September 30, 2022.

PSFO

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.98% (before fees and expenses of the Fund) and 12.23% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2021 to September 30, 2022.

USAI is the successor in interest to American Energy Independence ETF (the “USAI Predecessor Fund”) having the same investment objective that was included as a series of another investment company, ETF Series Solutions that was advised by SL Advisors, LLC and sub-advised by Penserra Capital Management LLC. On December 10, 2019, the shareholders of the USAI Predecessor Fund approved the reorganization of the USAI Predecessor Fund with and into USAI and effective as of the close of business on December 13, 2019, the assets and liabilities of the USAI Predecessor Fund were transferred to USAI in exchange for shares of USAI. For financial reporting purposes, assets received and shares issued by USAI were recorded at fair value; however, the cost basis of the investments received from the USAI Predecessor Fund was carried forward to align ongoing reporting of USAI’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by USAI in connection with the reorganization were paid by the Pacer Advisors, Inc. (the “Adviser”). The fiscal year end of the USAI Predecessor Fund was November 30. Operations prior to December 16, 2019 were for the USAI Predecessor Fund. The net assets were $11,300,062, including ($873,236) of net unrealized depreciation, ($556,632) of undistributed (accumulated) net investment income, and $479,349 of undistributed (accumulated) net realized gain and shares outstanding were 500,000, all of which were transferred into the Trust at NAV at the close of business on December 13, 2019.

SLT is the successor in interest to Salt High truBetaTM US Market ETF (the “SLT Predecessor Fund”) having the same investment objective that was included as a series of another investment company, ETF Series Solutions that was advised by Salt Financial LLC and sub-advised by Penserra Capital Management LLC. On September 29, 2020, the shareholders of the SLT Predecessor Fund approved the reorganization of the SLT Predecessor Fund with and into SLT, and effective as of the close of business on October 2, 2020, the assets and liabilities of the SLT Predecessor Fund were transferred to SLT in exchange for shares of SLT. For financial reporting purposes, assets received and shares issued by SLT were recorded at fair value; however, the cost basis of the investments received from the SLT Predecessor Fund was carried forward to

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

align ongoing reporting of SLT’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by SLT in connection with the reorganization were paid by the Pacer Advisors, Inc. (the “Adviser”). The fiscal year end of the SLT Predecessor Fund was December 31. Operations prior to October 5, 2020 were for the SLT Predecessor Fund. The net assets were $8,245,397, including $768,257 of net unrealized appreciation, ($425) of undistributed (accumulated) net investment income, and ($1,203,643) of undistributed (accumulated) net realized loss and shares outstanding were 275,000, all of which were transferred into the Trust at NAV at the close of business on October 2, 2020.

LSLT is the successor in interest to Salt Low truBetaTM US Market ETF (the “LSLT Predecessor Fund”) having the same investment objective that was included as a series of another investment company, ETF Series Solutions that was advised by Salt Financial LLC and sub-advised by Penserra Capital Management LLC. On September 29, 2020, the shareholders of the LSLT Predecessor Fund approved the reorganization of the LSLT Predecessor Fund with and into LSLT, and effective as of the close of business on October 2, 2020, the assets and liabilities of the LSLT Predecessor Fund were transferred to LSLT in exchange for shares of LSLT. For financial reporting purposes, assets received and shares issued by LSLT were recorded at fair value; however, the cost basis of the investments received from the LSLT Predecessor Fund was carried forward to align ongoing reporting of LSLT’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by LSLT in connection with the reorganization were paid by the Pacer Advisors, Inc. (the “Adviser”). The fiscal year end of the LSLT Predecessor Fund was December 31. Operations prior to October 5, 2020 were for the LSLT Predecessor Fund. The net assets were $8,269,463, including $497,549 of net unrealized appreciation, $9,209 of undistributed (accumulated) net investment income, and $14,478 of undistributed (accumulated) net realized gain and shares outstanding were 300,000, all of which were transferred into the Trust at NAV at the close of business on October 2, 2020.

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares except USAI which generally consist of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees. The Funds currently offer one class of Shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $250 for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In regards to USAI, SLT and LSLT, a variable fee, payable to a Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. In regards to PSCX, PSMD. PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. For orders comprised entirely of cash, a variable fee of 0.01% of the value of the order will be charged by a Fund. For orders partially comprised of cash in lieu of certain Deposit Securities, a variable fee of 0.01% of the value of such cash in lieu of Deposit Securities will be charged by PSCX, PSMD, PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above. Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021:

USAI
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$19,043,715	$—	$—	$—	$19,043,715
Master Limited Partnerships and Related Companies	6,086,615	—	—	—	6,086,615
Short-Term Investments	45,040	—	—	—	45,040
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,056,930	1,056,930
Total Investments in Securities	$25,175,370	$—	$—	$1,056,930	$26,232,300

^ See Schedule of Investments for industry breakouts.

SLT
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$6,262,154	$—	$—	$—	$6,262,154
Real Estate Investment Trusts	258,186	—	—	—	258,186
Short-Term Investments	11,317	—	—	—	11,317
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,550,197	1,550,197
Total Investments in Securities	$6,531,657	$—	$—	$1,550,197	$8,081,854

^ See Schedule of Investments for industry breakouts.

LSLT
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$5,783,643	$—	$—	$—	$5,783,643
Real Estate Investment Trusts	593,129	—	—	—	593,129
Short-Term Investments	12,513	—	—	—	12,513
Investments Purchased with Proceeds from Securities Lending	—	—	—	996,433	996,433
Total Investments in Securities	$6,389,285	$—	$—	$996,433	$7,385,718

^ See Schedule of Investments for industry breakouts.

PSCX
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$3,167,838	$—	$—	$3,167,838
Short-Term Investments	2,275	—	—	—	2,275
Total Investments in Securities	$2,275	$3,167,838	$—	$—	$3,170,113

Liabilities
Written Options	$—	$401,804	$—	$—	$401,804
Total Investments in Securities	$—	$401,804	$—	$—	$401,804

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

PSMD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$3,168,957	$—	$—	$3,168,957
Short-Term Investments	7,896	—	—	—	7,896
Total Investments in Securities	$7,896	$3,168,957	$—	$—	$3,176,853

Liabilities
Written Options	$—	$345,901	$—	$—	$345,901
Total Investments in Securities	$—	$345,901	$—	$—	$345,901

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$3,802,790	$—	$—	$3,802,790
Short-Term Investments	7,973	—	—	—	7,973
Total Investments in Securities	$7,973	$3,802,790	$—	$—	$3,810,763

Liabilities
Written Options	$—	$238,396	$—	$—	$238,396
Total Investments in Securities	$—	$238,396	$—	$—	$238,396

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFF
Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Affiliated Exchange Traded Funds	$37,860,688	$—	$—	$—	$37,860,688
Short-Term Investments	936,859	—	—	—	936,859
Total Investments in Securities	$38,797,547	$—	$—	$—	$38,797,547

PSCW
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$2,960,729	$—	$—	$2,960,729
Short-Term Investments	13,511	—	—	—	13,511
Total Investments in Securities	$13,511	$2,960,729	$—	$—	$2,974,240

Liabilities
Written Options	$—	$258,510	$—	$—	$258,510
Total Investments in Securities	$—	$258,510	$—	$—	$258,510

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

PSMR
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$5,946,499	$—	$—	$5,946,499
Short-Term Investments	33,367	—	—	—	33,367
Total Investments in Securities	$33,367	$5,946,499	$—	$—	$5,979,866

Liabilities
Written Options	$—	$482,764	$—	$—	$482,764
Total Investments in Securities	$—	$482,764	$—	$—	$482,764

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFM
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$8,335,625	$—	$—	$8,335,625
Short-Term Investments	39,762	—	—	—	39,762
Total Investments in Securities	$39,762	$8,335,625	$—	$—	$8,375,387

Liabilities
Written Options	$—	$413,736	$—	$—	$413,736
Total Investments in Securities	$—	$413,736	$—	$—	$413,736

^ See the Schedules of Investments for further disaggregation of investment categories.

PSCJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$3,882,374	$—	$—	$3,882,374
Short-Term Investments	23,962	—	—	—	23,962
Total Investments in Securities	$23,962	$3,882,374	$—	$—	$3,906,336

Liabilities
Written Options	$—	$246,239	$—	$—	$246,239
Total Investments in Securities	$—	$246,239	$—	$—	$246,239

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

PSMJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$19,035,480	$—	$—	$19,035,480
Short-Term Investments	139,946	—	—	—	139,946
Total Investments in Securities	$139,946	$19,035,480	$—	$—	$19,175,426

Liabilities
Written Options	$—	$1,299,636	$—	$—	$1,299,636
Total Investments in Securities	$—	$1,299,636	$—	$—	$1,299,636

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$5,619,296	$—	$—	$5,619,296
Short-Term Investments	41,408	—	—	—	41,408
Total Investments in Securities	$41,408	$5,619,296	$—	$—	$5,660,704

Liabilities
Written Options	$—	$332,550	$—	$—	$332,550
Total Investments in Securities	$—	$332,550	$—	$—	$332,550

^ See the Schedules of Investments for further disaggregation of investment categories.

PSCQ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$2,793,691	$—	$—	$2,793,691
Short-Term Investments	21,504	—	—	—	21,504
Total Investments in Securities	$21,504	$2,793,691	$—	$—	$2,815,195

Liabilities
Written Options	$—	$208,997	$—	$—	$208,997
Total Investments in Securities	$—	$208,997	$—	$—	$208,997

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

PSMO
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$9,602,484	$—	$—	$9,602,484
Short-Term Investments	66,674	—	—	—	66,674
Total Investments in Securities	$66,674	$9,602,484	$—	$—	$9,669,158

Liabilities
Written Options	$—	$757,661	$—	$—	$757,661
Total Investments in Securities	$—	$757,661	$—	$—	$757,661

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFO
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$3,977,271	$—	$—	$3,977,271
Short-Term Investments	32,416	—	—	—	32,416
Total Investments in Securities	$32,416	$3,977,271	$—	$—	$4,009,687

Liabilities
Written Options	$—	$290,647	$—	$—	$290,647
Total Investments in Securities	$—	$290,647	$—	$—	$290,647

^ See the Schedules of Investments for further disaggregation of investment categories.

During the period ended October 31, 2021, the Funds did not recognize any transfers to or from Level 3.

OPTIONS CONTRACTS

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation(“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

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NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2021, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Written Options, at value
PSCX	$3,167,838	$401,804
PSMD	3,168,957	345,901
PSFD	3,802,790	238,396
PSCW	2,960,729	258,510
PSMR	5,946,499	482,764
PSFM	8,335,625	413,736
PSCJ	3,882,374	246,239
PSMJ	19,035,480	1,299,636
PSFJ	5,619,296	332,550
PSCQ	2,793,691	208,997
PSMO	9,602,484	757,661
PSFO	3,977,271	290,647

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NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2021 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Average Volume of Derivative Activity During the Period Ended October 31, 2021
	Investments	Written Options	Investments	Options written
PSCX	$—	$—	$2,306,364	$(204,831)
PSMD	(7,003)	(146,119)	3,696,791	(286,010)
PSFD	(17,358)	(36,239)	2,325,206	(124,338)
PSCW	(14,783)	(55,572)	2,123,062	(139,579)
PSMR	(51,314)	(74,661)	4,906,675	(334,490)
PSFM	—	—	6,250,748	(308,414)
PSCJ	(24,566)	(25,104)	2,709,850	(146,488)
PSMJ	(76,446)	(36,689)	12,140,999	(786,600)
PSFJ	(50,251)	(21,568)	4,966,596	(315,686)
PSCQ	—	—	1,932,550	(132,699)
PSMO	—	—	5,345,814	(415,911)
PSFO	—	—	2,538,728	(187,912)

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period ended October 31, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended October 31, 2021, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020) for the USAI, SLT and LSLT Funds, or expected to be taken in each of the Fund’s 2021 tax returns. During the period ended October 31, 2021, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

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NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for the USAI Fund is declared and paid on a monthly basis and distributions to shareholders from net investment income for SLT, LSLT, PSCX, PSMD. PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO are declared and paid at least annually. Distributions from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE or Cboe are is closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended October 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid in Capital
USAI	$(187,314)	$187,314
SLT	(3,355,570)	3,355,570
LSLT	(736,317)	736,317
PSCX	169	(169)
PSMD	(49,855)	49,855
PSFD	(943)	943
PSFF	(274,959)	274,959
PSCW	(20,366)	20,366
PSMR	21,025	(21,025)
PSFM	26,405	(26,405)
PSCJ	6,902	(6,902)
PSMJ	(36,245)	36,245
PSFJ	3,625	(3,625)
PSCQ	841	(841)
PSMO	2,478	(2,478)
PSFO	1,230	(1,230)

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NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

During the fiscal period ended October 31, 2021, the Fund realized the following in net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from net realized losses to paid-in capital.

USAI	$ 1,407,374
SLT	3,370,402
LSLT	747,646
PSCX	—
PSMD	—
PSFD	—
PSFF	274,972
PSCW	—
PSMR	—
PSFM	—
PSCJ	—
PSMJ	—
PSFJ	—
PSCQ	—
PSMO	—
PSFO	—

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at an annual rate based on the Fund’s average daily net assets:

Ticker	Adviser Fee
USAI	0.75%
SLT	0.60%
LSLT	0.60%
PSCX	0.75%
PSMD	0.75%
PSFD	0.75%
PSFF	0.18%
PSCW	0.75%
PSMR	0.75%
PSFM	0.75%
PSCJ	0.75%
PSMJ	0.75%
PSFJ	0.75%
PSCQ	0.75%
PSMO	0.75%
PSFO	0.75%

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Swan Global Management, LLC (“Swan”) serves as the sub-adviser to PSCX, PSMD, PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO. The sub-adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Swan are paid by the Adviser.

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NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal period ended October 31, 2021.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of October 31, 2021, the USAI, SLT and LSLT Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended October 31, 2021, the Funds (excluding PSCX, PSMD, PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations.

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of October 31, 2021.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
USAI	$1,056,930
SLT	1,550,197
LSLT	996,433

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

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NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2021:

Liabilities

				Gross Amounts Net Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
USAI
Securities Lending	$1,056,930	$—	$1,056,930	$1,056,930	$—	$—
SLT
Securities Lending	1,550,197	—	1,550,197	1,550,197	—	—
LSLT
Securities Lending	996,433	—	996,433	996,433	—	—

NOTE 8 – INVESTMENT TRANSACTIONS

For the period ended October 31, 2021, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
USAI	$4,214,090	$4,448,808
SLT	21,033,704	20,943,699
LSLT	1,041,427	1,047,800
PSCX	—	—
PSMD	—	—
PSFD	—	—
PSFF	44,952,087	—
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	—	—
PSMO	—	—
PSFO	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

For the period ended October 31, 2021, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
USAI	$8,806,968	$4,104,429
SLT	12,737,549	18,053,922
LSLT	1,556,264	4,394,344
PSCX	—	—
PSMD	—	—
PSFD	—	—
PSFF	9,978,385	7,890,138
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	—	—
PSMO	—	—
PSFO	—	—

For the period ended October 31, 2021, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

NOTE 9 – TRANSACTIONS WITH AFFILIATED SECURITIES

PSFF seeks capital appreciation with downside protection. The Fund is an actively-managed exchange-traded fund that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by the Fund’s Adviser, that seek exposure to U.S. equity securities, while limiting downside risk (the “Underlying ETFs”). Certain Underlying ETFs may also be sub-advised by the Fund’s Sub-Adviser. Underlying ETFs generally invest in equity securities or options on equity securities (including other ETFs) to obtain their long exposure to the U.S. equity market. Additionally, the Underlying ETFs may invest in cash or short-term U.S. Treasury securities or utilize options on equity securities (including other ETFs) to hedge their exposure to U.S. equities. The Fund may also invest directly in equity securities, options on equity securities (including other ETFs) or indices, cash, or cash equivalents. While the Fund is not limited in the types of strategies the Underlying ETFs may utilize, the Fund is expected to primarily utilize “trend-following strategy” and “structured outcome strategy” styles of Underlying ETFs.

PSFF had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance December 29, 2020	Purchases	Sales	Balance October 31, 2021
PSCX	—	64,803	(41,787)	23,016
PSMD	—	220,926	(142,644)	78,282
PSFD	—	95,350	(61,384)	33,966
PSCW	—	76,668	(36,128)	40,540
PSMR	—	285,783	(105,594)	180,189
PSFM	—	139,194	(6,957)	132,237
PSCJ	—	150,295	(69,987)	80,308
PSMJ	—	683,334	(283,244)	400,090
PSFJ	—	253,570	(95,890)	157,680
PSCQ	—	87,868	—	87,868
PSMO	—	403,672	—	403,672
PSFO	—	145,023	—	145,023

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NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

	Period Ended October 31, 2021
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PSCX	$512,106	$—	$25,516	$21,162
PSMD	1,779,397	—	112,434	92,073
PSFD	811,957	—	75,386	66,306
PSCW	882,150	—	1,002	24,334
PSMR	3,964,554	—	8,880	105,603
PSFM	3,013,946	—	7,214	118,149
PSCJ	1,685,890	—	6,198	18,848
PSMJ	8,431,897	—	22,458	126,546
PSFJ	3,367,209	—	13,990	71,013
PSCQ	1,838,638	—	—	9,609
PSMO	8,484,418	—	—	44,723
PSFO	3,088,526	—	—	39,544
Total	$37,860,688	$—	$273,078	$737,910

NOTE 10 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at October 31, 2021, were as follows:

	USAI	SLT	LSLT	PSCX	PSMD
Tax cost of investments	$21,410,743	$7,531,552	$6,765,649	$2,611,454	$2,537,538
Gross tax unrealized appreciation	6,460,109	783,985	907,089	246,358	739,034
Gross tax unrealized depreciation	(1,638,552)	(233,683)	(287,020)	(89,503)	(445,620)
Net tax unrealized appreciation (depreciation)	4,821,557	550,302	620,069	156,855	293,414
Undistributed ordinary income	—	—	—	—	32,631
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	32,631
Other accumulated (loss)	(2,052,766)	(3,188,529)	(715,834)	(13,321)	(58,376)
Total accumulated gain (loss)	$2,768,791	$(2,638,227)	$(95,765)	$143,534	$267,669

	PSFD	PSFF	PSCW	PSMR	PSFM
Tax cost of investments	$3,293,284	$38,059,639	$2,638,296	$5,117,935	$7,453,756
Gross tax unrealized appreciation	324,873	738,093	312,957	657,244	1,027,410
Gross tax unrealized depreciation	(45,789)	(185)	(235,523)	(278,077)	(519,515)
Net tax unrealized appreciation (depreciation)	279,084	737,908	77,434	379,167	507,895
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	—	(23,340)	—	(125,975)	—
Total accumulated gain (loss)	$279,084	$714,568	$77,434	$253,192	$507,895

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NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

	PSCJ	PSMJ	PSFJ	PSCQ	PSMO
Tax cost of investments	$3,592,153	$17,577,832	$5,144,522	$2,586,403	$8,841,698
Gross tax unrealized appreciation	220,116	1,054,169	420,638	105,819	304,136
Gross tax unrealized depreciation	(152,171)	(756,211)	(237,006)	(86,024)	(234,336)
Net tax unrealized appreciation (depreciation)	67,945	297,958	183,632	19,795	69,800
Undistributed ordinary income	—	2,015	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	2,015	—	—	—
Other accumulated (loss)	(2,577)	—	—	—	—
Total accumulated gain (loss)	$65,368	$299,973	$183,632	$19,795	$69,800

PSFO
Tax cost of investments	$3,657,312
Gross tax unrealized appreciation	160,992
Gross tax unrealized depreciation	(99,264)
Net tax unrealized appreciation (depreciation)	61,728
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated (loss)	—
Total accumulated gain (loss)	$61,728

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At October 31, 2021, the Funds, on a tax basis, did not defer any post-October or late year ordinary losses other than PSCX and PSFF which deferred $13,321 and $21,448, respectively.

At October 31, 2021, the Fund had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
USAI	$1,083,797	$968,944	Indefinite
SLT	2,604,946	583,583	Indefinite
LSLT	555,648	160,186	Indefinite
PSCX	—	—	Indefinite
PSMD	—	—	Indefinite
PSFD	—	—	Indefinite
PSFF	1,892	—	Indefinite
PSCW	—	—	Indefinite
PSMR	72,667	—	Indefinite
PSFM	—	—	Indefinite
PSCJ	2,577	—	Indefinite
PSMJ	—	—	Indefinite
PSFJ	—	—	Indefinite
PSCQ	—	—	Indefinite
PSMO	—	—	Indefinite
PSFO	—	—	Indefinite

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

NOTE 11 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended October 31, 2021, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$456,943	$—	$845,057
SLT	192,258	—	808
LSLT	143,467	—	3,527
PSCX	—	—	—
PSMD	—	—	—
PSFD	—	—	—
PSFF	—	—	—
PSCW	—	—	—
PSMR	—	—	—
PSFM	—	—	—
PSCJ	—	—	—
PSMJ	—	—	—
PSFJ	—	—	—
PSCQ	—	—	—
PSMO	—	—	—
PSFO	—	—	—

The tax character of distributions paid by the Fund during the fiscal period ended October 31, 2020, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$245,568	$—	$709,985
SLT	—	—	—
LSLT	173,605	6,132	—

NOTE 12 – SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below:

On December 22, 2021, the following Funds declared distributions from ordinary income to shareholders of record as of December 27, 2021, Payable December 28, 2021, as follows:

	Ordinary Income	Per Share Amount
SLT	$14,150	$0.09433334
LSLT	1,686	0.00843000
PSMD	32,631	0.10877000
PSMJ	2,015	0.00383810

On December 17, 2021, the following funds had a name change:

Old Fund Name	New Fund Name
Pacer Swan SOS Conservative (December) ETF	Pacer Swan SOS Conservative (January) ETF
Pacer Swan SOS Moderate (December) ETF	Pacer Swan SOS Moderate (January) ETF
Pacer Swan SOS Flex (December) ETF	Pacer Swan SOS Flex (January) ETF

These funds are collectively, the “Pacer Swan SOS January Series”. A new Investment Period for the Pacer Swan SOS January Series began as of December 20, 2021 and will end on December 31, 2022.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of each Fund’s investments, impair each Fund’s ability to satisfy redemption requests, and negatively impact each Fund’s performance.

NOTE 13 – NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Pacer Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Pacer Funds Trust and the Shareholders of
Pacer American Energy Independence ETF, Pacer Salt High truBeta™ US Market ETF, Pacer Salt Low truBeta™ US Market ETF, Pacer Swan SOS Conservative (December) ETF, Pacer Swan SOS Moderate (December) ETF, Pacer Swan SOS Flex (December) ETF, Pacer Swan SOS Fund of Funds ETF, Pacer Swan SOS Conservative (April) ETF, Pacer Swan SOS Moderate (April) ETF, Pacer Swan SOS Flex (April) ETF, Pacer Swan SOS Conservative (July) ETF, Pacer Swan SOS Moderate (July) ETF, Pacer Swan SOS Flex (July) ETF, Pacer Swan SOS Conservative (October) ETF, Pacer Swan SOS Moderate (October) ETF and Pacer Swan SOS Flex (October) ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Pacer American Energy Independence ETF (“USAI”), Pacer Salt High truBeta™ US Market ETF (“SLT”), Pacer Salt Low truBeta™ US Market ETF (“LSLT”), Pacer Swan SOS Conservative (December) ETF (“PSCX”), Pacer Swan SOS Moderate (December) ETF (“PSMD”), Pacer Swan SOS Flex (December) ETF (“PSFD”), Pacer Swan SOS Fund of Funds ETF (“PSFF”), Pacer Swan SOS Conservative (April) ETF (“PSCW”), Pacer Swan SOS Moderate (April) ETF (“PSMR”), Pacer Swan SOS Flex (April) ETF (“PSFM”), Pacer Swan SOS Conservative (July) ETF (“PSCJ”), Pacer Swan SOS Moderate (July) ETF (“PSMJ”), Pacer Swan SOS Flex (July) ETF (“PSFJ”), Pacer Swan SOS Conservative (October) ETF (“PSCQ”), Pacer Swan SOS Moderate (October) ETF (“PSMO”) and Pacer Swan SOS Flex (October) ETF (“PSFO”), (collectively the “Funds”), each a series of the Pacer Funds Trust (the “Trust”) including the schedules of investments, as of October 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes (collectively, referred to as the “financial statements”) and the financial highlights for the periods indicated in the table below. The statements of changes in net assets and financial highlights for each of the years or period in the two-year period ended November 30, 2019 for the USAI Fund were audited by other auditors whose opinion dated January 28, 2020, expressed an unqualified opinion on those financial statements. The statements of changes in net assets and financial highlights for each of the years or period in the two-year period ended December 31, 2019 for the SLT and LSLT Funds were audited by other auditors whose opinion dated February 28, 2020, expressed an unqualified opinion on those financial statements.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds, as of October 31, 2021, the results of their operations for the period then ended, the changes in their net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer American Energy Independence ETF	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period December 1, 2019 to October 31, 2020.	For the year ended October 31, 2021 and for the period December 1, 2019 to October 31, 2020.
Pacer Salt High truBeta™ US Market ETF	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period January 1, 2020 to October 31, 2020.	For the year ended October 31, 2021 and for the period January 1, 2020 to October 31, 2020.
Pacer Salt Low truBeta™ US Market ETF	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period January 1, 2020 to October 31, 2020.	For the year ended October 31, 2021 and for the period January 1, 2020 to October 31, 2020.
Pacer Swan SOS Conservative (December) ETF	For the period December 22, 2020 to October 31, 2021.	For the period December 22, 2020 to October 31, 2021.	For the period December 22, 2020 to October 31, 2021.
Pacer Swan SOS Moderate (December) ETF	For the period December 22, 2020 to October 31, 2021.	For the period December 22, 2020 to October 31, 2021.	For the period December 22, 2020 to October 31, 2021.
Pacer Swan SOS Flex (December) ETF	For the period December 22, 2020 to October 31, 2021.	For the period December 22, 2020 to October 31, 2021.	For the period December 22, 2020 to October 31, 2021.
Pacer Swan SOS Fund of Funds ETF	For the period December 29, 2020 to October 31, 2021.	For the period December 29, 2020 to October 31, 2021.	For the period December 29, 2020 to October 31, 2021.
Pacer Swan SOS Conservative (April) ETF	For the period March 31, 2021 to October 31, 2021.	For the period March 31, 2021 to October 31, 2021.	For the period March 31, 2021 to October 31, 2021.
Pacer Swan SOS Moderate (April) ETF	For the period March 31, 2021 to October 31, 2021.	For the period March 31, 2021 to October 31, 2021.	For the period March 31, 2021 to October 31, 2021.
Pacer Swan SOS Flex (April) ETF	For the period March 31, 2021 to October 31, 2021.	For the period March 31, 2021 to October 31, 2021.	For the period March 31, 2021 to October 31, 2021.
Pacer Swan SOS Conservative (July) ETF	For the period June 30, 2021 to October 31, 2021.	For the period June 30, 2021 to October 31, 2021.	For the period June 30, 2021 to October 31, 2021.

Pacer Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Swan SOS Moderate (July) ETF	For the period June 30, 2021 to October 31, 2021.	For the period June 30, 2021 to October 31, 2021.	For the period June 30, 2021 to October 31, 2021.
Pacer Swan SOS Flex (July) ETF	For the period June 30, 2021 to October 31, 2021.	For the period June 30, 2021 to October 31, 2021.	For the period June 30, 2021 to October 31, 2021.
Pacer Swan SOS Conservative (October) ETF	For the period September 30, 2021 to October 31, 2021.	For the period September 30, 2021 to October 31, 2021.	For the period September 30, 2021 to October 31, 2021.
Pacer Swan SOS Moderate (October) ETF	For the period September 30, 2021 to October 31, 2021.	For the period September 30, 2021 to October 31, 2021.	For the period September 30, 2021 to October 31, 2021.
Pacer Swan SOS Flex (October) ETF	For the period September 30, 2021 to October 31, 2021.	For the period September 30, 2021 to October 31, 2021.	For the period September 30, 2021 to October 31, 2021.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of October 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Pacer Funds Trust since 2015

Abington, Pennsylvania
December 23, 2021

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The following are the percentage of dividends declared from ordinary income designated as qualified dividend income (“QDI”), for corporate shareholders, the percent qualifying for the corporate dividends received deduction (“DRD”), and the percentage of taxable ordinary income distributions that are designated as short-term capital gain (“STCG”) distributions under Internal Revenue Section 871(k)(2)(C) for each fund.

The percentage of dividends declared from ordinary income was as follows:

	QDI	DRD	STCG
USAI	100%	52%	0%
SLT	100%	100%	0%
LSLT	100%	100%	0%
PSCX	0%	0%	0%
PSMD	0%	0%	0%
PSFD	0%	0%	0%
PSFF	0%	0%	0%
PSCW	0%	0%	0%
PSMR	0%	0%	0%
PSFM	0%	0%	0%
PSCJ	0%	0%	0%
PSMJ	0%	0%	0%
PSFJ	0%	0%	0%
PSCQ	0%	0%	0%
PSMO	0%	0%	0%
PSFO	0%	0%	0%

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds files their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted on its website at www.PacerETFs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information how the Funds voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect its particular risks, but not to eliminate all adverse impacts of liquidity risk.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

The Investment Adviser to the Trust has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the funds it advises.

On June 28, 2021, the Trustees of Pacer Funds Trust reviewed and considered a written report prepared by the program administrator of the Fund’s Liquidity Risk Management Program (the “Program”), which addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation. In considering the report, the Trustees noted that the Program Administrator has determined that several of the funds within the Pacer Funds Trust are deemed “In-Kind” in accordance with Rule 22e-4. They then confirmed with the Program Administrator that no material changes were made to the Program, and reviewed all of the material features of the Program to ensure that they understand how the Program is designed to assess and manage the risk that the funds within the Trust could not meet requests to redeem shares issued by the funds without significant dilution of remaining investors in the funds. Following this review and discussion, the Trustees determined that they believe the disclosures in the report, taken as a whole, provide the information necessary for the Trustees to effectively assess the Program and its implementation, and that they are comfortable with the report’s conclusion that the Program is reasonably designed to assess and manage the Fund’s liquidity risk, and that the Program has operated as intended during the past year.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”).The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)	43	Director, First Cornerstone Bank (2000-2016)
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	43	None
Jonathan H. Newman, Sr. Born: 1962	Trustee	Indefinite Term; since 2015	CEO and Chairman, Newman Wine & Spirits (since 2007)	43	None
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	Founder/President, Developing the Next Leaders, Inc. (consulting) (since 2016)	43	None

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Officers who are not Trustees:
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)	N/A	None
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005), Vice President, Pacer Financial, Inc. (since 2004)	N/A	None
Justin Dausch Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1990	Chief Compliance Officer and AML Officer	Indefinite Term; since 2021	Director, Vigilant, since 2017; Compliance Associate; HSBC (investment banking company), 2015-2017	N/A	None

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Index Provider SL Advisors, LLC 220 Lenox Avenue, Suite 303 Westfield, New Jersey 07090 Salt Financial Indices LLC 20 West 22nd Street, Suite 511 New York, New York 10010
Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Custodian U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, WI 53212

Sub Adviser Swan Global Management, LLC 20 Ridge Top Palmas Del Mar Humacao, PR 00791
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 1514 Old York Rd. Abington, PA 19001
Legal Counsel Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

Fund	Ticker	CUSIP
PACER AMERICAN ENERGY INDEPENDENCE ETF	USAI	69374H634
PACER SALT HIGH TRUBETA™ US MARKET ETF	SLT	69374H618
PACER SALT LOW TRUBETA™ US MARKET ETF	LSLT	69374H592
PACER SWAN SOS CONSERVATIVE (DECEMBER) ETF	PSCX	69374H584
PACER SWAN SOS MODERATE (DECEMBER) ETF	PSMD	69374H550
PACER SWAN SOS FLEX (DECEMBER) ETF	PSFD	69374H576
PACER SWAN SOS FUND OF FUNDS ETF	PSFF	69374H568
PACER SWAN SOS CONSERVATIVE (APRIL) ETF	PSCW	69374H543
PACER SWAN SOS MODERATE (APRIL) ETF	PSMR	69374H519
PACER SWAN SOS FLEX (APRIL) ETF	PSFM	69374H477
PACER SWAN SOS CONSERVATIVE (JULY) ETF	PSCJ	69374H535
PACER SWAN SOS MODERATE (JULY) ETF	PSMJ	69374H493
PACER SWAN SOS FLEX (JULY) ETF	PSFJ	69374H469
PACER SWAN SOS CONSERVATIVE (OCTOBER) ETF	PSCQ	69374H527
PACER SWAN SOS MODERATE (OCTOBER) ETF	PSMO	69374H485
PACER SWAN SOS FLEX (OCTOBER) ETF	PSFO	69374H451

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Deborah Wolk is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. No "Other services" were provided by the principal accountant were. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$129,600	$30,000
Audit-Related Fees	$0	$0
Tax Fees	$16,000	$3,800
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Sanville & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	$0	$0
Registrant's Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the "Act") and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Colin Lake, Jane Sadendorph and Deborah Wolk.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of Trustees

Item 11. Controls and Procedures.

(a)	The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith

(c)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Pacer Funds Trust

By (Signature and Title		/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	12/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	12/30/2021

By (Signature and Title)*		/s/ Sean E. O'Hara
Sean E. O'Hara, Treasurer (Principal Financial Officer)

Date	12/30/2021

* Print the name and title of each signing officer under his or her signature.